HARTFORD LIFE INSURANCE COMPANY
PUTNAM CAPITAL MANAGER VARIABLE LIFE
MODIFIED SINGLE PREMIUM
VARIABLE LIFE INSURANCE POLICIES
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453

This Prospectus describes Putnam Capital Manager Variable Life, a modified single premium variable life insurance policy ("Policy" or "Policies") offered by Hartford Life Insurance Company ("Hartford") to applicants age 90 and under. The Policy lets the Policy Owner pay a single premium and, subject to restrictions, additional premiums.

The Policy is a modified endowment contract for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 44. A loan, distribution or other amount received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract. Any amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to the Putnam Money Market Sub-Account. After the right to cancel period has expired, the amount so allocated will be transferred to the Funds specified in the Policy Owner's application. The following Sub-Accounts are available under the Policy. After each Sub-Account is the name of the underlying investment for that Sub-Account. Putnam Asia Pacific Growth Sub-Account -- Shares of Class IA of Putnam VT Asia Pacific Growth Fund of the Putnam Variable Trust, Putnam Diversified Income
Sub-Account -- Shares of Class IA of Putnam VT Diversified Income Fund of the Putnam Variable Trust, The George Putnam Fund Sub-Account -- Shares of Class
IA of Putnam VT The George Putnam Fund of Boston of the Putnam Variable
Trust, Putnam Global Asset Allocation Sub-Account -- Shares of Class IA of Putnam VT Global Asset Allocation Fund of the Putnam Variable Trust, Putnam Global Growth Sub-Account -- Shares of Class IA of Putnam VT Global Growth
Fund of the Putnam Variable Trust, Putnam Growth and Income Sub-Account -- Shares of Class IA of Putnam VT Growth and Income Fund of the Putnam Variable Trust, Putnam Health Sciences Sub-Account -- Shares of Class IA of Putnam VT Health Sciences Fund of the Putnam Variable Trust, Putnam High Yield Sub-Account -- Shares of Class IA of Putnam VT High Yield Fund of the Putnam Variable Trust, Putnam International Growth Sub-Account -- Shares of Class IA of Putnam VT International Growth Fund of the Putnam Variable Trust, Putnam International Growth and Income Sub-Account -- Shares of Class IA of Putnam
VT International Growth and Income Fund of the Putnam Variable Trust, Putnam International New Opportunities Sub-Account -- Shares of Class IA of Putnam
VT International New Opportunities Fund of the Putnam Variable Trust, Putnam Investors Sub-Account -- Shares of Class IA of Putnam VT Investors Fund of the Putnam Variable Trust, Putnam Money Market Sub-Account -- Shares of Class IA of Putnam VT Money Market Fund of the Putnam Variable Trust, Putnam New Opportunities Sub-Account -- Shares of Class IA of Putnam VT New
Opportunities Fund of the Putnam Variable Trust, Putnam New Value Sub-Account -- Shares of Class IA of Putnam VT New Value Fund of the Putnam Variable
Trust, Putnam OTC & Emerging Growth Sub-Account -- Shares of Class IA of
Putnam VT OTC & Emerging Growth Fund of the Putnam Variable Trust, Putnam U.S Government and High Quality Bond Sub-Account -- Shares of Class IA of Putnam
VT U.S Government and High Quality Bond Fund of the Putnam Variable Trust, Putnam Utilities Growth & Income Sub-Account -- Shares of Class IA of Putnam
VT Utilities Growth & Income Fund of the Putnam Variable Trust, Putnam Vista Sub-Account -- Shares of Class IA of Putnam VT Vista Fund of the Putnam Variable Trust, Putnam Voyager Sub-Account -- Shares of Class IA of Putnam VT Voyager Fund of the Putnam Variable Trust.

                                                                               5
IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE CONTRACT.

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


The date of this Prospectus is May 1, 1998.


There is no guaranteed minimum Account Value for a Policy. The Account Value of a Policy will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Policy Owner bears the investment risk for all amounts so allocated. The Policy continues in effect while the Cash Surrender Value is sufficient to pay the monthly charges under the Policy ("Deduction Amount"). The Policy may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are made.

The Policies provide for a Face Amount, which is the minimum death benefit under a Policy. The Death Benefit may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Policy may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Policy is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy.

                              Table of Contents

                                                                            Page
     Special Terms........................................................... 8
     Summary.................................................................10
     Hartford Life Insurance Company.........................................14
     The Separate Account....................................................15
       General...............................................................15
       Funds.................................................................15
       Investment Adviser....................................................19
     The Policy..............................................................20
       Application for a Policy..............................................20
       Premiums..............................................................20
       Allocation of Premiums................................................21
       Accumulation Unit Values..............................................21
     Deductions and Charges..................................................22
       Monthly Deductions....................................................22
       Annual Maintenance Fee................................................23
       Taxes Charged Against the Separate Account............................24
       Charges Against the Funds.............................................24
       Contingent Deferred Sales Charge......................................24
       Premium Tax Charge....................................................24
     Policy Benefits and Rights..............................................25
       Death Benefit.........................................................25
       Account Value.........................................................26
       Transfer of Account Value.............................................26
       Policy Loans..........................................................27
       Amount Payable on Surrender of the Policy.............................28
       Partial Withdrawals...................................................28
       Benefits at Maturity..................................................29
       Lapse and Reinstatement...............................................29
       Cancellation and Exchange Rights......................................29
       Suspension of Valuation, Payments and Transfers.......................30
     Last Survivor Policies..................................................30
     Other Matters...........................................................30
       Voting Rights.........................................................30
       Statements to Policy Owners...........................................31
       Limit on Right to Contest.............................................31
       Misstatement as to Age and Sex........................................32
       Payment Options.......................................................32
       Beneficiary...........................................................34
       Assignment............................................................34
       Dividends.............................................................34
     Executive Officers and Directors........................................36
     Distribution of the Policies............................................43

     Safekeeping of the Separate Account's Assets............................43
     Federal Tax Considerations..............................................44
       General...............................................................44
       Taxation of Hartford and the Separate Account.........................44
       Income Taxation of Policy Benefits....................................44
       Last Survivor Policies................................................45
       Modified Endowment Policies...........................................45
       Estate and Generation Skipping Taxes..................................46
       Diversification Requirements..........................................46
       Ownership of the Assets in the Separate Account.......................47
       Life Insurance Purchased for Use in Split Dollar Arrangements.........47
       Federal Income Tax Withholding........................................48
       Non-Individual Ownership of Policies..................................48
       Other.................................................................48
       Life Insurance Purchases by Nonresident Aliens and Foreign
         Corporations........................................................48
     Legal Proceedings.......................................................49
     Legal Matters...........................................................49
     Experts.................................................................49
     Registration Statement..................................................49
     Appendix A -- Special Information for Policies Purchased in New York....50
     Appendix B -- Illustration of Benefits..................................53

The  Policies may not be available in all states.


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

                                Special Terms


As used in this Prospectus, the following terms have the indicated meanings:


Account Value: The current value of the Sub-Accounts plus the value of the Loan Account under the Policy. (For Policies purchased in New York, see Appendix A, page 50).

Accumulation Unit: An accounting unit of measure used to calculate the value of a Sub-Account.

Adminstrative Office: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

Annual Withdrawal Amount: The amount of a surrender or partial withdrawal that is not subject to the contingent deferred sales charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).

Cash Value: The Account Value less any applicable contingent deferred sales charges and premium tax charge due upon surrender.

Cash Surrender Value: The Cash Value less all Indebtedness.


Code: The Internal Revenue Code of 1986, as amended.

Coverage Amount: The Death Benefit less the Account Value.


Death Benefit: The greater of (1) the Face Amount specified in the Policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the Policy.


Death Proceeds: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.


Deduction Amount: A deduction on the Policy Date and on each Monthly Activity Date for the cost of insurance, a tax expense charge, an administrative charge and a mortality and expense risk charge.

Face Amount: On the Policy Date, the initial Face Amount is the amount shown on the Policy's Specifications page. Thereafter, the Face Amount is reduced by any partial withdrawals.

Funds: Currently, the portfolios of Putnam Variable Trust described on page 15 of this Prospectus.


Guideline Single Premium: The "Guideline Single Premium" as defined in Section 7702 of the Code.

Indebtedness: All monies owed to Hartford by the Policy Owner. These monies include all outstanding loans on the Policy, including any interest due or accrued Deduction Amount or Annual Maintenance Fee.

Insured: The person on whose life the Policy is issued.

Loan Account: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

Monthly Activity Date: The day of each month on which the Deduction Amount is deducted from the Account Value of the Policy. Monthly Activity Dates occur on the same day of the month as the Policy Date.

Policy Anniversary: The yearly anniversary of the Policy Date.

Policy Date: A date not later than three business days after receipt of the initial premium at Hartford's Administrative Office.

Policy Owner: The person having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

Policy Years: Annual periods computed from the Policy Date.

Separate Account: Separate Account Five, an account established by Hartford to separate the assets funding the Policies from other assets of Hartford.

Sub-Account: The subdivisions of the Separate Account used to allocate a Policy Owner's Account Value, less Indebtedness, among the Funds.


Trust: Putnam Variable Trust.


Valuation Day: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


Valuation Period: The period between the close of business on successive Valuation Days.

                                   Summary

The Policy

The Policies are life insurance contracts with death benefits, cash values, and other traditional life insurance features. The Policies are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. The Policies are credited with units ("Accumulation Units") to calculate cash values. The Policy Owner may transfer the cash values among the Funds.

The Policies can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Policies operate differently from single life Policies, see "Last Survivor Policies," page 30.


The Separate Account and the Funds


Separate Account Five ("Separate Account") funds the variable life insurance Policies offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Policies currently offer 20 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund. If an initial premium is submitted with an application for a Policy, it will be allocated, within three business days of receipt at Hartford's Administrative Office, to the Putnam Money Market Sub-Account. After the expiration of the right to cancel period, the values in Putnam Money Market Sub-Account will be allocated to one or more of the Funds, as specified in the Policy Owner's application. See "The Policy--Allocation of Premiums," page 21.

Currently, the Funds of Putnam Variable Trust available under the Policies are:
Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund. Applicants should read the Funds prospectus accompanying this Prospectus in connection with the purchase of a Policy. The investment objectives of the Funds are as set forth in "The Separate Account," page 15.

The following table shows annual fund operating expenses:

                         Annual Fund Operating Expenses
                         (as a percentage of net assets)

-------------------------------------------------------------------------------


                                                           Other
                                             Management   Expenses
                                                Fees      (absent     Total Fund
                                              (absent       any       Operating
                                              any fee      expense     Expenses
                                              waivers)  reimbursement)    (1)
-------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund              0.80%      0.27%        1.07%
--------------------------------------------------------------------------------
Putnam VT Diversified Income Fund               0.69%      0.11%        0.80%
--------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
  (2)                                           0.65%      0.36%        1.01%
--------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund          0.66%      0.11%        0.77%
--------------------------------------------------------------------------------
Putnam VT Global Growth Fund                    0.60%      0.15%        0.75%
--------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                0.47%      0.04%        0.51%
--------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (2)              0.70%      0.34%        1.04%
--------------------------------------------------------------------------------
Putnam VT High Yield Fund                       0.66%      0.06%        0.72%
--------------------------------------------------------------------------------
Putnam VT International Growth Fund (2)         0.80%      0.47%        1.27%
--------------------------------------------------------------------------------
Putnam VT International Growth and Income
  Fund                                          0.80%      0.32%        1.12%
--------------------------------------------------------------------------------
Putnam VT International New Opportunities
  Fund (2)                                      1.20%      0.68%        1.88%
--------------------------------------------------------------------------------
Putnam VT Investors Fund (2)                    0.65%      0.33%        0.98%
--------------------------------------------------------------------------------
Putnam VT Money Market Fund                     0.45%      0.09%        0.54%
--------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                0.58%      0.05%        0.63%
--------------------------------------------------------------------------------
Putnam VT New Value Fund                        0.70%      0.15%        0.85%
--------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)        0.70%      0.34%        1.04%
--------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality
  Bond Fund                                     0.61%      0.08%        0.69%
--------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund      0.67%      0.07%        0.74%
--------------------------------------------------------------------------------
Putnam VT Vista Fund                            0.65%      0.22%        0.87%
--------------------------------------------------------------------------------
Putnam VT Voyager Fund                          0.54%      0.05%        0.59%
--------------------------------------------------------------------------------

(1) Management Fees generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. Other Expenses are expenses (other than Management Fees) which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Trust prospectus.

(2) The Management Fees and Other Expenses shown in the table above do not reflect an expense limitation. After an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:

                                                                  TOTAL FUND
                           MANAGEMENT FEES  OTHER EXPENSES    OPERATING EXPENSES
Putnam VT The George           0.49%            0.36%               0.85%
Putnam Fund of Boston*
Putnam VT Health               0.56%            0.34%               0.90%
Sciences Fund*
Putnam VT International        0.73%            0.47%               1.20%
Growth Fund
Putnam VT International        0.92%            0.68%               1.60%
New Opportunities Fund
Putnam VT Investors            0.52%            0.33%               0.85%
Fund*
Putnam VT OTC &                0.56%            0.34%               0.90%
Emerging Growth Fund*

* Estimated Management Fees, Other Expenses, and Total Fund Operating Expenses.

Premiums

The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 45 and 80 who pay an initial premium of 100% of the Guideline Single Premium are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Policy Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 45 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance contract under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.


Deductions and Charges


On the Policy Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata respecting each Sub-Account attributable to the Policy. The Deduction Amount includes a cost of insurance charge, tax expense charge, administrative charge and a mortality and expense risk charge. The monthly cost of insurance charge is to cover Hartford's anticipated mortality costs. In addition, Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under
Section 848 of the Code. The tax expense charge includes a premium tax deduction of 0.25% and Section 848 costs of 0.15%. The premium tax deduction represents an average premium tax of 2.5% of premiums over ten years. Hartford will deduct from the Account Value attributable to the Separate Account a monthly administrative charge equal to an annual rate of 0.40%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies. Hartford will also deduct from the Account Value attributable to the Separate Account a monthly charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Policy may lapse. See "Deductions and Charges _ Monthly Deductions," page 22, and "Policy Benefits and Rights--Lapse and Reinstatement," page 29.

If the Account Value on a Policy Anniversary is less than $50,000, Hartford will deduct on such date an Annual Maintenance Fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. See "Deductions and Charges--Annual Maintenance Fee," page 23.

Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges--Charges Against The Separate Account," page 24, and "Federal Tax Considerations," page 44.

Applicants should review the Funds' prospectus accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.

Upon surrender of the Policy and partial withdrawals in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy Years 6 through 7, this charge is 4%. In Policy Years 8 through 9, this charge is 2%. After the ninth Policy Year, there is no charge. The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Deductions and Charges--Contingent Deferred Sales Charge," page 24.

During the first nine Policy Years, an additional premium tax charge will be imposed on surrender or partial withdrawals. See "Deductions and Charges--Premium Tax Charge," page 24.

For a discussion of the tax consequences of surrender of the Policy or a partial withdrawal, see "Federal Tax Considerations," page 44.


Death Benefit


The Policies provide for a Face Amount which is the minimum Death Benefit under the Policy. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy. See "Policy Benefits and Rights--Death Benefit," page 25.

Account Value

The Account Value of the Policy will increase or decrease to reflect the investment experience of the Funds applicable to the Policy and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. See "Policy Benefits and Rights--Account Value," page 26.

Policy Loans

A Policy Owner may obtain one or both of two types of cash loans from Hartford. Both types of loans are secured by the Policy. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of the Cash Value. See "Policy Benefits and Rights--Policy Loans," page 27.


Lapse


Under certain circumstances a Policy may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. Hartford will give written notice to the Policy Owner and a 61-day grace period during which additional amounts may be paid to continue the Policy. See "Policy Benefits and Rights--Policy Loans," page 27, and "Lapse and Reinstatement," page 29.


Cancellation and Exchange Rights


An applicant has a limited right to return his or her Policy for cancellation. If the applicant returns the Policy, by mail or hand delivery, to Hartford or to the agent who sold the Policy, to be cancelled within ten days after receipt of the Policy to the applicant (in certain cases, this free-look period is longer), Hartford will return to the applicant within seven days thereafter the greater of the premiums paid for the Policy or the sum of (1) the Account Value on the date the returned Policy is received by Hartford or its agent and (2) any deductions under Policy or by the Funds for taxes, charges or fees.

In addition, once the Policy is in effect it may be exchanged during the first 24 months after its issuance for a permanent life insurance contract on the life of the Insured without submitting proof of insurability. See "Policy Benefits and Rights--Cancellation and Exchange Rights," page 29.


Tax Consequences


The current federal tax law generally excludes all death benefit payments from the gross income of the Policy beneficiary. The Policies generally will be treated as modified endowment contracts. This status does not affect the Policies' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Policy (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 44.

Hartford Life Insurance Company


Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation

Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

The Separate Account


General


Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.


Funds


The underlying investment for the Policies are shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional funds with differing investment objectives. All Funds may not be available in all states. There is no assurance that any of the Funds will achieve its stated objectives.

Putnam VT Asia Pacific Growth Fund
Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

Putnam VT Diversified Income Fund
Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

Putnam VT The George Putnam Fund of Boston

Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

Putnam VT Global Asset Allocation Fund
Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

Putnam VT Global Growth Fund
Seeks capital appreciation through a globally diversified portfolio of common stocks.

Putnam VT Growth and Income Fund
Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.


Putnam VT Health Sciences Fund
Seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries.


Putnam VT High Yield Fund
Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

Putnam VT International Growth Fund
Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.


Putnam VT International Growth and Income Fund
Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

Putnam VT International New Opportunities Fund
Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, covertible bonds and other equity securities principally traded in securities markets outside the United States.

Putnam VT Investors Fund

Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

Putnam VT Money Market Fund
Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.


Putnam VT New Opportunities Fund
Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.


Putnam VT New Value Fund
Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

Putnam VT OTC & Emerging Growth Fund

Seeks capital appreciation by investing primarily in common stocks that Putnam Management, believes have potential for capital appreciation significantly greater than that of the market averages.

Putnam VT U.S. Government and High Quality Bond Fund
Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.


Putnam VT Utilities Growth and Income Fund
Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.


Putnam VT Vista Fund
Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.


Putnam VT Voyager Fund
Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

The Funds are available only to serve as the underlying investment for variable annuity and variable life contracts. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation is contained in the accompanying Fund's prospectus, which should be read in conjunction with this Prospectus before investing, and in the Trust Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.

It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity contract owners or to variable life insurance policy owners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such Policy Owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Fund's Board of Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Policy holders would not bear any expenses attendant upon establishment of such separate funds.

Investment Adviser

Putnam Investment Management, Inc. ("Putnam Management") One Post Office Square, Boston, MA 02109, serves as the investment manager for the Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Subject to the general oversight of the Trust's Board of Trustees, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the

Funds and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the Trust prospectus accompanying this Prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

The Policy

Application for a  Policy

Individuals wishing to purchase a Policy must submit an application to Hartford. A Policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules, and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A CONTRACT IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date, Policy Months and Policy Years. The Policy Date may be prior to, or the same as, the date the Policy is issued ("Issue Date").

If the Coverage Amount is over then current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Policy delivery Hartford will require a sufficient payment to place the insurance in force.


Premiums


The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 45 and 80 who pay an initial premium of 100% of the Guideline Single Premium (subject to then current premium limits) are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Policy Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 45 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance contract under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.

Allocation of Premiums


Within three business days of receipt of a completed application and the initial premium at Hartford's Administrative Office, Hartford will allocate the entire premium to the Putnam Money Market Sub-Account. After the expiration of the right to cancel period, the Account Value in the Putnam Money Market Sub-Account will be allocated among the Funds, in whole percentages, to purchase Accumulation Units in the applicable Sub-Accounts as the Policy Owner directs in the application. Premiums received on or after the expiration of the right to cancel period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Policy Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to the Putnam Money Market Sub-Account) is determined first by multiplying the premium by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the payment.


Accumulation Unit Values


The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Applicants should refer to the Funds prospectus accompanying this Prospectus for a description of how the assets of each Fund are valued, since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Policy. See also, "Policy Benefits and Rights--Account Value," page 26.

All valuations in connection with a Policy, e.g., with respect to determining Account Value and Cash Surrender Value and in connection with Policy loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Administrative Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

Deductions and Charges

Monthly Deductions


On the Policy Date, and on each Monthly Activity Date after the Policy Date, Hartford will deduct an amount ("Deduction Amount") to cover charges and expenses incurred in connection with a Policy. Each monthly Deduction Amount will be deducted pro rata from each Sub-Account attributable to the Policy such that the proportion of Account Value of the Policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Policy may lapse. See "Policy Benefits and Rights--Lapse and Reinstatement," page 29. The following is a summary of the monthly deductions and charges which constitute the Deduction Amount:

Cost of Insurance Charge: The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the insured's substandard rating.

The Coverage Amount is first set on the Policy Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates.

The Coverage Amount may be adjusted to continue to qualify the Policies as life insurance contracts under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.


EXAMPLE:


Face Amount                                        $100,000
Account Value on the Monthly Activity Date         $30,000
Insured's attained age                             40
Minimum Coverage Amount percentage for age 40      150%


On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.


Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Policy Month is $75,000. (For an explanation of the Death Benefit, see "Policy Benefits and Rights," page 25.)

Because the Account Value and, as a result, the Coverage Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

Tax Expense Charge: Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and Section 848 costs of 0.15%. The 0.25% premium tax deduction over ten Policy Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred from federal taxes under Section 848 of the Code.

Administrative Charge: Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.40%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies.

Mortality and Expense Risk Charge: Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the contingent deferred sales charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.


Annual Maintenance Fee

If the Account Value on a Policy Anniversary is less than $50,000, Hartford will deduct on such date an Annual Maintenance Fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Policies.


Taxes Charged Against the
Separate Account

Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

Charges Against the Funds


The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this Prospectus.


Contingent Deferred Sales Charge


Upon surrender of the Policy and partial withdrawals in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy Years 6 through 7, this charge is 4%. In Policy Years 8 through 9, this charge is 2%. After the ninth Policy Year, there is no charge.

In determining the contingent deferred sales charge and the additional premium tax charge discussed below, any surrender or partial withdrawal during the first ten Policy Years will be deemed first from premium payments and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a withdrawal of the remaining Account Value.

The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses.

See "Policy Benefits and Rights--Amount Payable on Surrender of the Policy," page 28.


Premium Tax Charge


During the first nine Policy Years, an additional premium tax charge will be imposed on surrender or partial withdrawals. The additional premium tax charge is shown below, as a percent of Account Value, at the end of each Policy Year:

                              Policy
                               Year   Rate
                                1      2.25%
                                2      2.00%
                                3      1.75%
                                4      1.50%
                                5      1.25%
                                6      1.00%
                                7      0.75%
                                8      0.50%
                                9      0.25%
                               10+     0.00%

After the ninth Policy Year, no additional premium tax charge will be imposed.

Policy Benefits and Rights


Death Benefit


While in force, the Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit, but never below the Face Amount.


EXAMPLES:


                                                                 A         B
                                                                 -         -
   Face Amount...........................................   $100,000  $100,000
   Insured's Age.........................................         40        40
   Account Value on Date of Death........................     46,500    34,000
   Specified Percentage                                          250%      250%


In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding loans, constitutes the Death Proceeds which Hartford would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or

$85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters--Payment Options," page 32.


Account Value


The Account Value of a Policy will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

The Account Value of a particular Policy is related to the net asset value of the Funds to which premiums on the Policy have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Policy in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Policy and the value of the Loan Account. See "The Policy--Accumulation Unit Values," page 21.


Transfer of Account Value


While the Policy remains in effect and subject to Hartford's transfer rules then in effect, the Policy Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requiring callers to provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.

It is the responsibility of the Policy Owner to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within 30 days of receipt of the confirmation. Hartford will send the Policy Owner confirmation of the transfer within five days from the date of any instruction.

Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Policy Owners is, or would be, to the disadvantage of other Policy Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts, and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Policy Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Policy Owners.

As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.

Policy Loans

While the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford. Both types of loans are secured by the Policy. The aggregate loans (including the currently applied for loan) may not exceed at the time a loan is requested 90% of the Cash Value.

The loan amount will be transferred pro rata from each Sub-Account attributable to the Policy (unless the Policy Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will earn interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the Policy is considered a "Preferred Loan." For exchanges which take place according to IRC Section 1035(a) that have an outstanding loan at the time of transfer, the difference between the Account Value and the total of all premiums paid under the Policy is considered a Preferred Loan. The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. Before advancing the loan amount Hartford may withhold an amount sufficient to pay interest on total loan to the end of the Policy Year and any monthly Deduction Amounts due on or before the next Policy Anniversary. The proceeds of a loan will be delivered to the Policy Owner within seven business days of Hartford's receipt of the loan request.

If the aggregate outstanding loan(s) secured by the Policy exceeds the Account Value of the Policy less any contingent deferred sales charges and due and unpaid Deduction Amount, Hartford will give written notice to the Policy Owner that unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Policy, the Policy may lapse.

All or any part of any loan secured by a Policy may be repaid while the Policy is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Policy Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account.

Any outstanding loan at the end of a grace period must be repaid before the Policy will be reinstated. See "Policy Benefits and Rights--Lapse and Reinstatement," page 29.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the annual interest rate for amounts held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

Amount Payable on Surrender of the Policy

While the Policy is in effect, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner whichever is later. The Cash Surrender Value equals the Account Value, less any contingent deferred sales charges and additional premium tax charge, and all Indebtedness. Hartford will pay the Cash Surrender Value of the Policy within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Policy Owner, whichever is later. The Policy will terminate on the date of receipt of the written request or the date the Policy Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Policy, see "Federal Tax Considerations," page 44.

If the Policy Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters--Payment Options," page 32), the contingent deferred sales charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the contingent deferred sales charge. However, the additional premium tax charge, if applicable, will be deducted from the surrender proceeds to be applied, and amounts withdrawn from Option 1, Option 5 or Option 6 will be subject to the contingent deferred sales charge, if applicable.


Partial Withdrawals


While the Policy is in effect, a Policy Owner may elect, by written request, to make partial withdrawals from the Cash Surrender Value. The Cash Surrender Value, after partial withdrawal, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial withdrawal will be deducted pro rata from each Sub-Account, unless the Policy Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial withdrawal. Partial withdrawals in excess of the Annual Withdrawal Amount will be subject to the contingent deferred sales charge and any additional premium tax charges. See "Deductions and Charges--Contingent

Deferred Sales Charge, Premium Tax Charge," page 24. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Considerations," page 44.


Benefits at Maturity


If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. In such case, the Policy will terminate and Hartford will have no further obligations under the Policy. (The Maturity Date may be extended by rider where approved, but see "Income Taxation of Policy Benefits," page 44.)


Lapse and Reinstatement


The Policy will remain in effect until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Policy Owner of the deficiency in writing and will provide a 61 day period ("Grace Period") to pay an amount sufficient to cover the Deduction Amount(s) due. The notice will indicate the amount that must be paid.

The Policy will continue through the Grace Period, but if no payment is forthcoming it will terminate at the end of the Grace Period. If the person insured under the Policy dies during the Grace Period, the Death Proceeds payable under the Policy will be reduced by the Deduction Amount(s) due and unpaid. See "Policy Benefits and Rights--Death Benefit," page 25.

If the Policy lapses, the Policy Owner may apply for reinstatement of the Policy by payment of the reinstatement premium (and any applicable charges) shown in the Policy. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.


Cancellation and Exchange Rights


An applicant has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be canceled within ten days after receipt of the Policy to the Policy Owner (a longer free-look period is provided in certain cases), Hartford will return to the applicant within seven days the greater of premiums paid for the Policy or the sum of (1) the Account Value on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

Once the Policy is in effect, it may be exchanged during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance contract offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new contract will have, at the election of the Policy Owner, either the same Coverage Amount under the exchanged Policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Policy. If a Policy loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.

Suspension of Valuation, Payments and Transfers


Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Policies be suspended for the protection of Policy Owners, until such condition has ended.

Last Survivor Policies

The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

      1. The cost of insurance charges under the last survivor Policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured to die. See the last survivor illustrations in "Appendix B," page 53.

      2. To qualify for simplified underwriting under a last survivor Policy, both Insureds must meet the simplified underwriting standards.

      3. For a last survivor Policy to be reinstated, both Insureds must be alive on the date of reinstatement.

      4. The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

      5. Additional tax disclosures applicable to last survivor Policies are provided in "Federal Tax Considerations," page 44.

Other Matters


Voting Rights

In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub- Account(s) to the Loan Account in connection with the loan (see "Policy Benefits and Rights--Policy Loans," page 13) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the Funds prospectus accompanying this Prospectus to determine matters on which shareholders may vote.

Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory contract for the Funds.

In addition, Hartford itself may disregard voting instructions in favor of changes, initiated by a Policy Owner, in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.

Statements to Policy Owners

Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Policy Year, Hartford will send to Policy Owners a statement showing the Coverage Amount and the Account Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loans secured by the Policy as of the date of the statement. The statement will also show premium paid and Deduction Amounts under the Policy since the last statement, and any other information required by any applicable law or regulation.


Limit on Right to Contest


Hartford may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.


Misstatement as to Age and Sex


If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Policy.


Payment Options


The surrender proceeds or Death Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000 unless Hartford consents to a lesser amount. Under Options 2, 3 and 4, no surrender or partial withdrawals are permitted after payments commence. Full surrender or partial withdrawals may be made from Option 1 or Option 6, but they are subject to the contingent deferred sales charge, if applicable. Only a full surrender is allowed from Option 5. A surrender from Option 5 will also be subject to the contingent deferred sales charge, if applicable.

Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The following options are available under the Policies (Hartford may offer other payment options):

Option 1 -- Interest Income

This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.

Option 2 -- Life Annuity


A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the date of the third annuity payment, etc.


Option 3 -- Life Annuity with 120, 180 or 240 Monthly Payments Certain


This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value as of the date of the payee's death, of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.


Option 4 -- Joint and Last Survivor Annuity


An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.

It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.


Option 5 -- Payments for a Designated Period

An amount payable monthly for the number of years selected which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Policy as determined by Hartford.


In the event of the payee's death prior to the end of the designated period, the present value as of the date of the payee's death, of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.

Option 5 is an option that does not involve life contingencies.


Option 6 -- Death Proceeds Remaining with Hartford


Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death unless the beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time.

Variable and Fixed Annuity Payments: When an annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.

Variable Annuity: The Policy contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Policy contains variable payment annuity tables derived from the 1983a Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Policies.


The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.


Fixed Annuity: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate, to be determined by Hartford, which is no less than the rate specified in the fixed payment annuity tables in the Policy. The annuity payment will remain level for the duration of the annuity.


Hartford will make any other arrangements for income payments as may be agreed on.

Beneficiary


The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.


Assignment


The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.


Dividends


No dividends will be paid under the Policies.

  EXECUTIVE OFFICERS AND DIRECTORS


NAME; AGE              POSITION WITH HARTFORD;         OTHER BUSINESS PROFESSION, VOCATION OR
                       YEAR OF ELECTION                EMPLOYMENT FOR PAST  FIVE YEARS;
                                                       OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
Dong H. Ahn            Vice President, 1998            Vice President (1998-Present), Hartford Life and
37                                                     Accident Insurance Company.
------------------------------------------------------------------------------------------------------------------------
Wendell J. Bossen      Vice President, 1992**          Vice President (1992-Present), Hartford Life and
64                                                     Accident Insurance Company;  President (1992-
                                                       Present), International Corporate Marketing Group,
                                                       Inc.; Executive Vice President (1984-1992), Mutual
                                                       Benefit.
------------------------------------------------------------------------------------------------------------------------
Gregory A. Boyko       Senior Vice President, Chief    Vice President and Controller (1995-1997), Hartford;
46                     Financial Officer & Treasurer,  Director (1997-Present); Senior Vice President, Chief
                       1997                            Financial Officer & Treasurer (1997-Present); Vice
                       Director, 1997                  President & Controller (1995-1997), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President,
                                                       Chief Financial Officer & Treasurer (1997-Present),
                                                       Hartford Life, Inc.; Chief Financial Officer (1994-
                                                       1995), IMG American Life; Senior Vice President
                                                       (1992-1994), Connecticut Mutual Life Insurance
                                                       Company.
------------------------------------------------------------------------------------------------------------------------
Peter W. Cummins       Senior Vice President, 1997     Vice President (1989-1997); Director of Broker
60                                                     Dealer Sales-ILAD (1989-1992), Hartford; Senior
                                                       Vice President (1997-Present) Vice President (1989-
                                                       1997); Director of Broker Dealer Sales-ILAD (1989-
                                                       1991), Hartford Life and Accident Insurance
                                                       Company.
------------------------------------------------------------------------------------------------------------------------
Ann M. de Raismes      Senior Vice President, 1997     Vice President (1994-1997); Assistant Vice President
47                     Director of Human Resources,    (1992-1994); Hartford; Senior Vice President (1997-
                       1991                            Present); Director of Human Resources (1991-
                                                       Present); Vice President (1994-1997); Assistant Vice
                                                       President (1992-1994); Hartford Life and Accident
                                                       Insurance Company; Vice President, Human
                                                       Resources (1997-Present), Hartford Life, Inc.
------------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch       Vice President, 1995            Assistant Vice President (1992-1995), Hartford; Vice
45                     Actuary, 1994                   President (1995-Present); Actuary (1994-Present);
                                                       Assistant Vice President (1992-1995), Hartford Life
                                                       and Accident Insurance Company.
------------------------------------------------------------------------------------------------------------------------
David T. Foy           Vice President, 1998            Assistant  Vice President (1995-1998), Hartford;
31                                                     Vice President (1998-Present), Hartford Life and
                                                       Accident  Insurance Company.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Bruce D. Gardner         Vice President, 1995          Director (1994-1997); General Counsel & Corporate
47                                                     Secretary (1991-1995), Hartford; Vice President
                                                       (1995-1997); Director (1995-1997); General Counsel
                                                       & Corporate Secretary (1991-1995), Hartford Life and
                                                       Accident Insurance Company.
------------------------------------------------------------------------------------------------------------------------
J. Richard Garrett       Vice President, 1993          Treasurer (1986-1997), Hartford; Vice President
53                       Assistant Treasurer,  1997    (1993-Present); Assistant Treasurer (1997-Present);
                                                       Treasurer (1983-1997); Hartford Life and Accident
                                                       Insurance Company; Treasurer (1977), The Hartford
                                                       Financial Services Group.
------------------------------------------------------------------------------------------------------------------------
John P. Ginnetti         Executive Vice President and  Senior Vice President - Individual Life and Annuity
52                       Director, Asset Management    Division (1988-1994), Hartford; Director (1988-
                         Services, 1994                Present); Director (1988-Present); Executive Vice
                         Director, 1988                President & Director, Asset Management Services
                                                       (1994-Present); Senior Vice President - Individual
                                                       Life and Annuity Division (1988-1994), Hartford Life
                                                       and Accident Insurance Company; Executive Vice
                                                       President, Asset Management, Hartford Life, Inc.
                                                       (1997-Present).
------------------------------------------------------------------------------------------------------------------------
William A. Godfrey, III  Senior Vice President, 1997   Senior Vice President (1997-Present), Hartford;
41                                                     Senior Vice President (1997-Present), Harford Life
                                                       and Accident Insurance Company; Vice President
                                                       Information Technology (1997-Present), Hartford
                                                       Life, Inc.
------------------------------------------------------------------------------------------------------------------------
Lynda Godkin             Senior Vice President, 1997   Associate General Counsel (1995-1996); Assistant
44                       General Counsel, 1996         General Counsel and Secretary (1994-1995); Counsel
                         Corporate Secretary, 1995     (1990-1994), Hartford; Director (1997-Present);
                         Director, 1997                Senior Vice President (1997-Present); General
                                                       Counsel (1996-Present); Corporate Secretary (1995-
                                                       Present); Associate General Counsel (1995-1996);
                                                       Assistant General Counsel and Secretary (1994-1995);
                                                       Counsel (1990-1994), Hartford Life and Accident
                                                       Insurance Company; Vice President and General
                                                       Counsel (1997 - Present), Hartford Life, Inc.
------------------------------------------------------------------------------------------------------------------------
Lois W. Grady            Senior Vice President, 1998   Vice President (1993-1998); Assistant Vice President
53                       Vice President, 1993          (1987-1993), Hartford; Senior Vice President, 1998);
                                                       Vice President (1993-1997); Assistant Vice President
                                                       (1987-1993), Hartford Life and Accident Insurance
                                                       Company.
------------------------------------------------------------------------------------------------------------------------
Christopher Graham       Vice President,  1997
47
------------------------------------------------------------------------------------------------------------------------
Mark E. Hunt             Vice President, 1998          Assistant Vice President (1997-1998), Hartford;
37                                                     Vice President (1998-Present), Assistant Vice
                                                       President (1997-1998), Hartford  Life and Accident
                                                       Insurance Company.
------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce          Vice President,  1997            Assistant Vice President (1994-1997), Hartford;
39                                                         Assistant Vice President (1994-1997), Hartford Life
                                                           and Accident Insurance Company.
-------------------------------------------------------------------------------------------------------------------------
Michael D. Keeler         Vice President,  1998            Vice President (1998-Present), Hartford Life and
37                                                         Accident Insurance  Company
-------------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner         Senior Vice President, 1998      Vice President, (1995-1998); Regional Vice President
46                        Vice President, 1995             (1991-1994), Hartford; Vice President (1994-1997),
                                                           Hartford Life and Accident Insurance Company.
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
David N. Levenson         Vice President, 1998             Assistant Vice President (1995-Present), Hartford.
31
-------------------------------------------------------------------------------------------------------------------------
Steven M. Maher           Vice President,  1992            Assistant Vice President (1987-1992), Hartford; Vice
43                        Actuary, 1987                    President (1993-Present); Actuary (1987-Present);
                                                           Assistant Vice President (1987-1993), Hartford Life
                                                           and Accident Insurance Company.
-------------------------------------------------------------------------------------------------------------------------
William B. Malchodi, Jr.  Vice President, 1994             Director of Taxes, Hartford (1991-1998); Director of
50                                                         Taxes (1992-1998), Hartford Life and Accident
                                                           Insurance Company.
-------------------------------------------------------------------------------------------------------------------------
Raymond J. Marra          Vice President, 1998             Assistant Vice President (1997-Present), Hartford;
37                                                         Vice President (1998-Present), Assistant Vice
                                                           President (1994-1997), Hartford Life and Accident
                                                           Insurance Company.
-------------------------------------------------------------------------------------------------------------------------
Thomas M. Marra           Executive Vice President, 1995   Senior Vice President (1994-1995); Vice President
39                        Director, Individual Life an     (1989-1994); Actuary (1987-1995), Hartford; Director
                          Annuity Division, 1994           (1994-Present); Executive Vice President (1995-
                          Director, 1994*                  Present); Senior Vice President (1994-1995); Director,
                                                           Individual Life and Annuity Division (1994-Present);
                                                           Actuary (1987-1997), Hartford Life and Accident
                                                           Insurance Company; Executive Vice President,
                                                           Individual Life and Annuities (1997-Present),
                                                           Hartford Life, Inc.
-------------------------------------------------------------------------------------------------------------------------
Robert F. Nolan, Jr.      Senior Vice President, 1997      Vice President (1995-1997); Assistant Vice President
43                                                         (1992-1995), Hartford; Vice President (1995-1997); Assistant
                                                           Vice President (1992-1995), Hartford Life and Accident
                                                           Insurance Company; Vice President, Corporate Relations
                                                           (1997-Present), Hartford Life, Inc.; Manager, Public Relations
                                                           (1986), Aetna Life and Casualty Insurance Company.
-------------------------------------------------------------------------------------------------------------------------
Joseph J. Noto            Vice President, 1989             Executive Vice President & Chief Operating Officer
46                                                         (1997-Present); Director (1994-Present); President
                                                           (1994-1997), American Maturity Life Insurance
                                                           Company; Vice President (1989-1997), Hartford Life
                                                           and Accident Insurance Company.
-------------------------------------------------------------------------------------------------------------------------
C. Michael O'Halloran     Vice President, 1994             Senior Associate General Counsel (1988-1997),
51                                                         Hartford; Vice President (1994-Present); Senior
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                          Associate General Counsel (1988-1997), Hartford Life
                                                          and Accident Insurance Company; Corporate
                                                          Secretary (1997-Present), Hartford Life, Inc.; Vice
                                                          President (1994-Present); Senior Associate General
                                                          Counsel (1988-Present); Director of Corporate Law
                                                          (1994-Present), The Hartford Financial Services
                                                          Group.
------------------------------------------------------------------------------------------------------------------------
Lawrence M. O'Rourke     Vice President, 1998             Vice President, (1998-Present), Hartford Life and
44                                                        Accident Insurance Company.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Daniel E. O'Sullivan     Vice President, 1998                 Vice President (1998-Present), Hartford Life and
43                                                            Accident Insurance Company.
------------------------------------------------------------------------------------------------------------------------
Craig R. Raymond         Senior Vice President, 1997          Vice President (1993-1997); Assistant Vice President
37                       Chief Actuary, 1994                  (1992-1993); Actuary (1990-1994), Hartford; Senior Vice
                                                              President (1997-Present); Chief Actuary (1995-Present);
                                                              Vice President (1993-1997); Actuary (1990-1995),
                                                              Hartford Life and Accident Insurance Company; Vice
                                                              President and Chief Actuary (1997-Present), Hartford
                                                              Life, Inc.
------------------------------------------------------------------------------------------------------------------------
Mary P. Robinson, 38     Vice President, 1998                 Assistant Vice President (1995-1998), Hartford;
                                                              Assistant Vice President (1995-1998), Hartford Life
                                                              and Accident Insurance Company.
------------------------------------------------------------------------------------------------------------------------
Donald A. Salama         Vice President, 1997                 Vice President (1997-Present), Hartford Life and
50                                                            Accident Insurance Company.
------------------------------------------------------------------------------------------------------------------------
Timothy P. Schiltz       Vice President, 1997                 Assistant Vice President (1994-1997), Hartford; Vice
37                                                            President (1997-Present); Assistant Vice President
                                                              (1994-1997), Hartford Life and Accident Insurance
                                                              Company; Consulting Actuary (1992-1993), Milliman &
                                                              Robertson, Inc.; Consulting Actuary (1988-1992) Chalke
                                                              Incorporated.
------------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith         President, 1989                      Chief Operating Officer (1989-1997), Hartford;
58                       Chief Executive Officer, 1997        Director (1981-Present); President (1989-Present);
                         Director, 1981*                      Chief Executive Officer (1997-Present); Chief
                                                              Operating Officer (1989-1997), Hartford Life and
                                                              Accident Insurance Company; Chief Executive
                                                              Officer and President and Director (1997-Present),
                                                              Hartford Life, Inc.
------------------------------------------------------------------------------------------------------------------------
Keith A. Stevenson, 44   Vice President, 1998
------------------------------------------------------------------------------------------------------------------------
Edward A. Sweeney        Vice President, 1993                 Chicago Regional Manager (1985-1993), Hartford;
51                                                            Vice President (1993-Present), Hartford Life and
                                                              Accident Insurance Company.
------------------------------------------------------------------------------------------------------------------------
Judith V. Tilbor         Vice President, 1998                 Assistant Vice President (1994-1998), Hartford; Vice
46                                                            President (1998-Present), Assistant Vice President
                                                              (1994-1998), Hartford Life and Accident Insurance
                                                              Company.
------------------------------------------------------------------------------------------------------------------------
Raymond P. Welnicki      Senior Vice President & Director     Vice,President (1993-1994), Hartford; Director (1994-
49                       Employee Benefit Division, 1994      Present); Senior Vice President (1995-Present);
                         Director, 1994*                      Director, Employee Benefit Division (1997-Present);
                                                              Vice President (1993-1995), Hartford Life and
                                                              Accident Insurance Company;  Senior Vice President,
                                                              Employee Benefits (1997-Present), Hartford Life,
                                                              Inc.; Board of Directors, Ethix Corp.
------------------------------------------------------------------------------------------------------------------------
Walter C. Welsh          Senior Vice President, 1997          Vice President (1995-1997); Assistant Vice President
51                                                            (1992-1995), Hartford; Senior Vice President (1997-
                                                              Present); Vice President (1995-1997); Assistant Vice
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                              President (1992-1995), Hartford Life and Accident
                                                              Insurance Company; Vice President, Government Affairs
                                                              (1997-Present), Hartford Life, Inc.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Lizabeth H. Zlatkus    Senior Vice President, 1997   Vice President (1994-1997); Assistant Vice President
39                     Director, 1994*               (1992-1994), Hartford; Director (1994-Present);
                                                     Senior Vice President (1997-Present); Vice President
                                                     (1994-1997); Assistant Vice President (1992-1994),
                                                     Hartford Life and Accident Insurance Company; Vice
                                                     President, Group Life and Disability (1997-Present),
                                                     Hartford Life, Inc.
------------------------------------------------------------------------------------------------------------------------
David M. Znamierowski  Senior Vice President, 1997   Vice President (1997), Hartford; Director (1998-
38                     Director, Risk Management     Present) Senior Vice President (1997-Present),
                       Strategy, 1996                Hartford Life and Accident Insurance Company; Vice
                       Director, 1998*               President, Investment Strategy (1997-Present),
                                                     Hartford Life, Inc.; Vice President, Investment
                                                     Strategy & Policy, Aetna Life and Casualty.
------------------------------------------------------------------------------------------------------------------------


      Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


----------------------------------------
      *     Denotes date of election to Board of Directors of Hartford.
      **    Affiliated Company of The Hartford Financial Services Group, Inc.

Distribution of the Policies

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc., ("HESCO") or certain other independent registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance contracts under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are wholly-owned subsidiaries of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers and other registered broker-dealers is 7.0% of initial and subsequent premiums. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.
Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. The compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of and market for such alternatives.

Safekeeping of the Separate Account's Assets


The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

                           FEDERAL TAX CONSIDERATIONS

General


SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford 's understanding of existing Federal income tax laws as they are currently interpreted.


Taxation of Hartford and the Separate Account


The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Right - Account Value," on page ). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.


Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


Income Taxation of Policy Benefits

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

Last Survivor Policies

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Contract will meet the Section 7702 definition of a life insurance contract.


Modified Endowment Contracts


A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.

A contract that is classified as modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.


Estate and Generation Skipping Taxes


When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.


Diversification Requirements


Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.


The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


Ownership of the Assets in the Separate Account


In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.


Life Insurance Purchased for Use in Split Dollar Arrangements

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

Federal Income Tax Withholding


If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

Non-Individual Ownership of Policies

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.


Other


Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.


Life Insurance Purchases by Nonresident Aliens and Foreign Corporations


The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

Legal Proceedings


There are no material legal proceedings pending to which the Separate Account is a party.


Legal Matters

Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford Life Insurance Company.

Experts

The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

The hypothetical Policy illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

Registration Statement

A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Policies.

                                   Appendix A

             Special Information for Policies Purchased in New York

If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:


In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:


            Account Value: The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.


The following definition is added:


            Fixed Account: Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.


The definition of Loan Account is deleted and the following definition is substituted:


            Loan Account: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.


The following is added to the Prospectus as a separate section following the section entitled "The Separate Account":


                                The Fixed Account


            THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND

            EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.





            Under the circumstances described below under the heading "Transfer of Entire Account Value to the Fixed Account," New York Policy Owners may transfer no less than the entire Account Value to the Fixed Account. Account Value transferred to the Fixed Account becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.






            Hartford currently credits interest to the Account Value transferred to the Fixed Account under the Policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Account interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Account.

The following language is added to the section of the Prospectus entitled "Deductions and Charges -- Administrative Charges," page 22:


            No Administrative Charge is deducted from Account Value in the Fixed Account.


The following language is added to the section of the Prospectus entitled "Deductions and Charges--Mortality and Expense Risk Charge," page 22:


            No Mortality and Expense Risk Charge is deducted from Account Value in the Fixed Account.


The following separate sections are added to the section of the Prospectus entitled "Policy Benefits," page 26:


      Transfer of Entire Account Value to the Fixed Account


            New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.


            A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN

            TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.


            For New York Policy Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any surrender charges deducted since the last Monthly Activity Date.


      Deferred Payments

            Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

HARTFORD LIFE INSURANCE COMPANY
53
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                   APPENDIX B
                           ILLUSTRATIONS OF BENEFITS


The tables in Appendix B illustrate the way in which a Contract operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $40,161, $33,334 and $19,380, respectively, are illustrated for the single life Contract. The illustrations for the last survivor Contract assume male and female of equal ages, including age 55 and 65 for Face Amounts of $44,053 and $27,778.


    The death benefit and surrender value for a Contract would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Contract Years. They would also differ if any Contract loan were made during the period of time illustrated.

    The tables reflect the deductions of current Contract charges and guaranteed Contract charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Contract Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

    In addition, the death benefit and surrender value as of the end of each Contract Year take into account the (1) tax expense charge equal to an annual rate of 0.40% of Account Value for the first ten Contract Years; (2) administrative charge equal to an annual rate of 0.40% of Account Value attributable to the Separate Account; (3) mortality and expense risk charge equal to an annual rate of 0.90% of Account Value attributable to the Separate Account; and (4) any Contingent Deferred Sales Charge and premium tax charge which may be applicable in the first nine Contract Years.

    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charges Against The Separate Account," page 24).

    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.


    Hartford will furnish upon request, a comparable illustration reflecting the proposed insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $40,161



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                 CURRENT CHARGES*                       GUARANTEED CHARGES**
             ACCUMULATED    --------------------------------------   --------------------------------------
  END OF        AT 5%                        CASH                                     CASH
  CONTRACT    INTEREST        ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR         VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   -------------   -----------   -----------   ----------   -----------   -----------   ----------
      1         10,500          10,834       9,840          40,161       10,756       9,764          40,161
      2         11,025          11,740      10,755          40,161       11,575      10,593          40,161
      3         11,576          12,724      11,751          40,161       12,463      11,495          40,161
      4         12,155          13,794      12,987          40,161       13,427      12,626          40,161
      5         12,763          14,956      14,169          40,161       14,474      13,693          40,161
      6         13,401          16,219      15,657          40,161       15,613      15,057          40,161
      7         14,071          17,592      17,060          40,161       16,851      16,324          40,161
      8         14,775          19,083      18,788          40,161       18,198      17,907          40,161
      9         15,513          20,704      20,452          40,161       19,666      19,417          40,161
     10         16,289          22,465      22,465          40,161       21,268      21,268          40,161
     11         17,103          24,501      24,501          40,161       23,113      23,113          40,161
     12         17,959          26,724      26,724          40,161       25,145      25,145          40,161
     13         18,856          29,153      29,153          41,398       27,386      27,386          40,161
     14         19,799          31,808      31,808          43,896       29,864      29,864          41,213
     15         20,789          34,714      34,714          46,517       32,590      32,590          43,670
     16         21,829          37,895      37,895          49,264       35,574      35,574          46,247
     17         22,920          41,367      41,367          52,951       38,832      38,832          49,705
     18         24,066          45,156      45,156          56,897       42,386      42,386          53,407
     19         25,270          49,292      49,292          61,122       46,266      46,266          57,371
     20         26,533          53,807      53,807          65,645       50,502      50,502          61,613
     25         33,864          83,601      83,601          96,978       78,372      78,372          90,912
     35         55,160         201,997     201,997         214,118      189,092     189,092         200,438



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $40,161



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,249      9,269       40,161      10,171      9,192       40,161
      2         11,025        10,506      9,546       40,161      10,337      9,380       40,161
      3         11,576        10,769      9,831       40,161      10,497      9,564       40,161
      4         12,155        11,040     10,275       40,161      10,651      9,891       40,161
      5         12,763        11,319     10,577       40,161      10,796     10,061       40,161
      6         13,401        11,605     11,089       40,161      10,930     10,421       40,161
      7         14,071        11,900     11,411       40,161      11,052     10,569       40,161
      8         14,775        12,202     11,941       40,161      11,158     10,902       40,161
      9         15,513        12,514     12,282       40,161      11,244     11,016       40,161
     10         16,289        12,833     12,833       40,161      11,309     11,309       40,161
     11         17,103        13,228     13,228       40,161      11,394     11,394       40,161
     12         17,959        13,636     13,636       40,161      11,455     11,455       40,161
     13         18,856        14,058     14,058       40,161      11,486     11,486       40,161
     14         19,799        14,494     14,494       40,161      11,486     11,486       40,161
     15         20,789        14,944     14,944       40,161      11,450     11,450       40,161
     16         21,829        15,409     15,409       40,161      11,370     11,370       40,161
     17         22,920        15,889     15,889       40,161      11,239     11,239       40,161
     18         24,066        16,385     16,385       40,161      11,048     11,048       40,161
     19         25,270        16,898     16,898       40,161      10,787     10,787       40,161
     20         26,533        17,428     17,428       40,161      10,442     10,442       40,161
     25         33,864        20,353     20,353       40,161       6,987      6,987       40,161
     35         55,160        27,852     27,852       40,161          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

56                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $40,161



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500         9,665      8,698       40,161       9,586      8,621       40,161
      2         11,025         9,340      8,404       40,161       9,169      8,235       40,161
      3         11,576         9,026      8,118       40,161       8,747      7,844       40,161
      4         12,155         8,721      7,990       40,161       8,319      7,594       40,161
      5         12,763         8,425      7,720       40,161       7,883      7,185       40,161
      6         13,401         8,138      7,657       40,161       7,438      6,964       40,161
      7         14,071         7,860      7,401       40,161       6,980      6,528       40,161
      8         14,775         7,591      7,353       40,161       6,506      6,274       40,161
      9         15,513         7,330      7,111       40,161       6,013      5,798       40,161
     10         16,289         7,076      7,076       40,161       5,498      5,498       40,161
     11         17,103         6,865      6,865       40,161       4,978      4,978       40,161
     12         17,959         6,659      6,659       40,161       4,427      4,427       40,161
     13         18,856         6,459      6,459       40,161       3,843      3,843       40,161
     14         19,799         6,264      6,264       40,161       3,221      3,221       40,161
     15         20,789         6,073      6,073       40,161       2,558      2,558       40,161
     16         21,829         5,888      5,888       40,161       1,845      1,845       40,161
     17         22,920         5,707      5,707       40,161       1,075      1,075       40,161
     18         24,066         5,531      5,531       40,161         237        237       40,161
     19         25,270         5,360      5,360       40,161          --         --           --
     20         26,533         5,193      5,193       40,161          --         --           --
     25         33,864         4,420      4,420       40,161          --         --           --
     35         55,160         3,145      3,145       40,161          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               57
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                CURRENT CHARGES*                     GUARANTEED CHARGES**
             ACCUMULATED    ------------------------------------   ------------------------------------
  END OF        AT 5%                       CASH                                   CASH
  CONTRACT    INTEREST       ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   -------------   ----------   -----------   ---------   ----------   -----------   ---------
      1         10,500         10,834       9,840         33,334      10,727       9,736         33,334
      2         11,025         11,740      10,755         33,334      11,517      10,537         33,334
      3         11,576         12,724      11,751         33,334      12,378      11,411         33,334
      4         12,155         13,794      12,987         33,334      13,317      12,517         33,334
      5         12,763         14,956      14,169         33,334      14,343      13,564         33,334
      6         13,401         16,219      15,657         33,334      15,464      14,909         33,334
      7         14,071         17,592      17,060         33,334      16,688      16,163         33,334
      8         14,775         19,083      18,788         33,334      18,025      17,735         33,334
      9         15,513         20,704      20,452         33,334      19,487      19,238         33,334
     10         16,289         22,465      22,465         33,334      21,088      21,088         33,334
     11         17,103         24,501      24,501         33,334      22,940      22,940         33,334
     12         17,959         26,736      26,736         33,334      24,991      24,991         33,334
     13         18,856         29,218      29,218         34,478      27,270      27,270         33,334
     14         19,799         31,946      31,946         37,377      29,804      29,804         34,891
     15         20,789         34,928      34,928         40,517      32,585      32,585         37,799
     16         21,829         38,190      38,190         43,919      35,625      35,625         40,969
     17         22,920         41,765      41,765         47,195      38,958      38,958         44,023
     18         24,066         45,686      45,686         50,712      42,614      42,614         47,301
     19         25,270         49,992      49,992         54,492      46,627      46,627         50,824
     20         26,533         54,687      54,687         59,609      51,004      51,004         55,594
     25         33,864         85,841      85,841         90,992      80,060      80,060         84,864
     35         55,160        208,273     208,273        218,687     192,260     192,260        201,873



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

58                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,249      9,269       33,334      10,142      9,164       33,334
      2         11,025        10,506      9,546       33,334      10,279      9,324       33,334
      3         11,576        10,769      9,831       33,334      10,412      9,480       33,334
      4         12,155        11,040     10,275       33,334      10,539      9,781       33,334
      5         12,763        11,319     10,577       33,334      10,661      9,928       33,334
      6         13,401        11,605     11,089       33,334      10,774     10,266       33,334
      7         14,071        11,900     11,411       33,334      10,875     10,394       33,334
      8         14,775        12,202     11,941       33,334      10,959     10,704       33,334
      9         15,513        12,514     12,282       33,334      11,021     10,793       33,334
     10         16,289        12,833     12,833       33,334      11,055     11,055       33,334
     11         17,103        13,228     13,228       33,334      11,106     11,106       33,334
     12         17,959        13,636     13,636       33,334      11,127     11,127       33,334
     13         18,856        14,058     14,058       33,334      11,117     11,117       33,334
     14         19,799        14,494     14,494       33,334      11,073     11,073       33,334
     15         20,789        14,944     14,944       33,334      10,988     10,988       33,334
     16         21,829        15,409     15,409       33,334      10,854     10,854       33,334
     17         22,920        15,889     15,889       33,334      10,656     10,656       33,334
     18         24,066        16,385     16,385       33,334      10,375     10,375       33,334
     19         25,270        16,898     16,898       33,334       9,991      9,991       33,334
     20         26,533        17,428     17,428       33,334       9,479      9,479       33,334
     25         33,864        20,353     20,353       33,334       3,955      3,955       33,334
     35         55,160        27,852     27,852       33,334          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               59
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75 NET)



              PREMIUMS             CURRENT CHARGES*                GUARANTEED CHARGES**
             ACCUMULATED    -------------------------------   -------------------------------
  END OF        AT 5%                    CASH                              CASH
  CONTRACT    INTEREST      ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR       PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
  -------   -------------   --------   ---------   --------   --------   ---------   --------
      1         10,500        9,665     8,698       33,334      9,558     8,593       33,334
      2         11,025        9,340     8,404       33,334      9,112     8,179       33,334
      3         11,576        9,026     8,118       33,334      8,662     7,761       33,334
      4         12,155        8,721     7,990       33,334      8,209     7,486       33,334
      5         12,763        8,425     7,720       33,334      7,750     7,053       33,334
      6         13,401        8,138     7,657       33,334      7,283     6,810       33,334
      7         14,071        7,860     7,401       33,334      6,803     6,352       33,334
      8         14,775        7,591     7,353       33,334      6,305     6,073       33,334
      9         15,513        7,330     7,111       33,334      5,782     5,568       33,334
     10         16,289        7,076     7,076       33,334      5,230     5,230       33,334
     11         17,103        6,865     6,865       33,334      4,665     4,665       33,334
     12         17,959        6,659     6,659       33,334      4,061     4,061       33,334
     13         18,856        6,459     6,459       33,334      3,419     3,419       33,334
     14         19,799        6,264     6,264       33,334      2,733     2,733       33,334
     15         20,789        6,073     6,073       33,334      1,997     1,997       33,334
     16         21,829        5,888     5,888       33,334      1,200     1,200       33,334
     17         22,920        5,707     5,707       33,334        324       324       33,334
     18         24,066        5,531     5,531       33,334         --        --           --
     19         25,270        5,360     5,360       33,334         --        --           --
     20         26,533        5,193     5,193       33,334         --        --           --
     25         33,864        4,420     4,420       33,334         --        --           --
     35         55,160        3,145     3,145       33,334         --        --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

60                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,380



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                CURRENT CHARGES*                     GUARANTEED CHARGES**
             ACCUMULATED    ------------------------------------   ------------------------------------
  END OF        AT 5%                       CASH                                   CASH
  CONTRACT    INTEREST       ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   -------------   ----------   -----------   ---------   ----------   -----------   ---------
      1         10,500         10,834       9,840         19,380      10,650       9,660         19,380
      2         11,025         11,740      10,755         19,380      11,357      10,380         19,380
      3         11,576         12,724      11,751         19,380      12,131      11,169         19,380
      4         12,155         13,794      12,987         19,380      12,984      12,190         19,380
      5         12,763         14,956      14,169         19,380      13,930      13,156         19,380
      6         13,401         16,219      15,657         19,380      14,986      14,436         19,380
      7         14,071         17,595      17,063         19,883      16,172      15,650         19,380
      8         14,775         19,106      18,810         21,208      17,516      17,228         19,443
      9         15,513         20,760      20,508         22,629      19,027      18,780         20,740
     10         16,289         22,549      22,549         24,578      20,664      20,664         22,524
     11         17,103         24,595      24,595         26,563      22,536      22,536         24,340
     12         17,959         26,837      26,837         28,716      24,587      24,587         26,309
     13         18,856         29,275      29,275         31,325      26,816      26,816         28,693
     14         19,799         31,947      31,947         33,864      29,260      29,260         31,016
     15         20,789         34,856      34,856         36,948      31,916      31,916         33,831
     16         21,829         38,046      38,046         39,949      34,834      34,834         36,576
     17         22,920         41,517      41,517         43,594      38,005      38,005         39,906
     18         24,066         45,308      45,308         47,574      41,447      41,447         43,520
     19         25,270         49,448      49,448         51,921      45,177      45,177         47,436
     20         26,533         53,969      53,969         56,667      49,215      49,215         51,677
     25         33,864         83,837      83,837         88,030      74,965      74,965         78,714
     35         55,160        202,335     202,335        204,358     175,528     175,528        177,284



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               61
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,380



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,249      9,269       19,380      10,062      9,086       19,380
      2         11,025        10,506      9,546       19,380      10,104      9,152       19,380
      3         11,576        10,769      9,831       19,380      10,123      9,196       19,380
      4         12,155        11,040     10,275       19,380      10,116      9,364       19,380
      5         12,763        11,319     10,577       19,380      10,077      9,351       19,380
      6         13,401        11,605     11,089       19,380      10,002      9,502       19,380
      7         14,071        11,900     11,411       19,380       9,880      9,406       19,380
      8         14,775        12,202     11,941       19,380       9,703      9,454       19,380
      9         15,513        12,514     12,282       19,380       9,455      9,232       19,380
     10         16,289        12,833     12,833       19,380       9,124      9,124       19,380
     11         17,103        13,228     13,228       19,380       8,730      8,730       19,380
     12         17,959        13,636     13,636       19,380       8,217      8,217       19,380
     13         18,856        14,058     14,058       19,380       7,564      7,564       19,380
     14         19,799        14,494     14,494       19,380       6,738      6,738       19,380
     15         20,789        14,944     14,944       19,380       5,699      5,699       19,380
     16         21,829        15,409     15,409       19,380       4,387      4,387       19,380
     17         22,920        15,889     15,889       19,380       2,723      2,723       19,380
     18         24,066        16,385     16,385       19,380         595        595       19,380
     19         25,270        16,898     16,898       19,380          --         --           --
     20         26,533        17,428     17,428       19,380          --         --           --
     25         33,864        20,353     20,353       21,371          --         --           --
     35         55,160        27,854     27,854       28,133          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

62                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,380



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



              PREMIUMS             CURRENT CHARGES*                GUARANTEED CHARGES**
             ACCUMULATED    -------------------------------   -------------------------------
  END OF        AT 5%                    CASH                              CASH
  CONTRACT    INTEREST      ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR       PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
  -------   -------------   --------   ---------   --------   --------   ---------   --------
      1         10,500        9,665     8,698       19,380      9,475     8,512       19,380
      2         11,025        9,340     8,404       19,380      8,923     7,994       19,380
      3         11,576        9,026     8,118       19,380      8,340     7,444       19,380
      4         12,155        8,721     7,990       19,380      7,720     7,004       19,380
      5         12,763        8,425     7,720       19,380      7,056     6,368       19,380
      6         13,401        8,138     7,657       19,380      6,338     5,875       19,380
      7         14,071        7,869     7,401       19,380      5,553     5,111       19,380
      8         14,775        7,591     7,353       19,380      4,684     4,461       19,380
      9         15,513        7,330     7,111       19,380      3,712     3,503       19,380
     10         16,289        7,076     7,076       19,380      2,616     2,616       19,380
     11         17,103        6,865     6,865       19,380      1,379     1,379       19,380
     12         17,959        6,659     6,659       19,380         --        --           --
     13         18,856        6,459     6,459       19,380         --        --           --
     14         19,799        6,264     6,264       19,380         --        --           --
     15         20,789        6,073     6,073       19,380         --        --           --
     16         21,829        5,888     5,888       19,380         --        --           --
     17         22,920        5,707     5,707       19,380         --        --           --
     18         24,066        5,531     5,531       19,380         --        --           --
     19         25,270        5,360     5,360       19,380         --        --           --
     20         26,533        5,193     5,193       19,380         --        --           --
     25         33,864        4,420     4,420       19,380         --        --           --
     35         55,160        3,145     3,145       19,380         --        --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               63
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 MALE \ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                CURRENT CHARGES*                     GUARANTEED CHARGES**
             ACCUMULATED    ------------------------------------   ------------------------------------
  END OF        AT 5%                       CASH                                   CASH
  CONTRACT    INTEREST       ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   -------------   ----------   -----------   ---------   ----------   -----------   ---------
      1         10,500         10,902       9,906         44,053      10,902       9,906         44,053
      2         11,025         11,882      10,894         44,053      11,882      10,894         44,053
      3         11,576         12,946      11,970         44,053      12,946      11,970         44,053
      4         12,155         14,103      13,292         44,053      14,103      13,292         44,053
      5         12,763         15,360      14,568         44,053      15,360      14,568         44,053
      6         13,401         16,726      16,159         44,053      16,726      16,159         44,053
      7         14,071         18,210      17,674         44,053      18,210      17,674         44,053
      8         14,775         19,825      19,526         44,053      19,822      19,523         44,053
      9         15,513         21,585      21,331         44,053      21,574      21,320         44,053
     10         16,289         23,505      23,505         44,053      23,477      23,477         44,053
     11         17,103         25,727      25,727         44,053      25,652      25,652         44,053
     12         17,959         28,162      28,162         44,053      28,031      28,031         44,053
     13         18,856         30,830      30,830         44,053      30,640      30,640         44,053
     14         19,799         33,755      33,755         44,053      33,507      33,507         44,053
     15         20,789         36,960      36,960         44,053      36,667      36,667         44,053
     16         21,829         40,479      40,479         46,551      40,154      40,154         46,177
     17         22,920         44,337      44,337         50,102      43,981      43,981         49,699
     18         24,066         48,565      48,565         53,908      48,175      48,175         53,475
     19         25,270         53,202      53,202         57,991      52,774      52,774         57,524
     20         26,533         58,305      58,305         63,553      57,828      57,828         63,033
     25         33,864         92,176      92,176         97,707      91,132      91,132         96,600
     35         55,160        230,373     230,373        241,893     219,404     219,404        230,374



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

64                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 MALE \ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,314      9,332       44,053      10,314      9,332       44,053
      2         11,025        10,632      9,669       44,053      10,632      9,669       44,053
      3         11,576        10,954     10,012       44,053      10,954     10,012       44,053
      4         12,155        11,279     10,509       44,053      11,279     10,509       44,053
      5         12,763        11,605     10,860       44,053      11,605     10,860       44,053
      6         13,401        11,941     11,422       44,053      11,931     11,412       44,053
      7         14,071        12,288     11,796       44,053      12,255     11,763       44,053
      8         14,775        12,646     12,383       44,053      12,574     12,311       44,053
      9         15,513        13,015     12,782       44,053      12,885     12,652       44,053
     10         16,289        13,396     13,396       44,053      13,182     13,182       44,053
     11         17,103        13,858     13,858       44,053      13,517     13,517       44,053
     12         17,959        14,337     14,337       44,053      13,834     13,834       44,053
     13         18,856        14,834     14,834       44,053      14,127     14,127       44,053
     14         19,799        15,349     15,349       44,053      14,393     14,393       44,053
     15         20,789        15,883     15,883       44,053      14,624     14,624       44,053
     16         21,829        16,436     16,436       44,053      14,809     14,809       44,053
     17         22,920        17,010     17,010       44,053      14,938     14,938       44,053
     18         24,066        17,606     17,606       44,053      14,991     14,991       44,053
     19         25,270        18,223     18,223       44,053      14,949     14,949       44,053
     20         26,533        18,863     18,863       44,053      14,787     14,787       44,053
     25         33,864        22,433     22,433       44,053      11,078     11,078       44,053
     35         55,160        31,836     31,836       44,053          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               65
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 MALE \ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



              PREMIUMS             CURRENT CHARGES*                GUARANTEED CHARGES**
             ACCUMULATED    -------------------------------   -------------------------------
  END OF        AT 5%                    CASH                              CASH
  CONTRACT    INTEREST      ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR       PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
  -------   -------------   --------   ---------   --------   --------   ---------   --------
      1         10,500        9,726     8,757       44,053      9,726     8,757       44,053
      2         11,025        9,452     8,512       44,053      9,451     8,512       44,053
      3         11,576        9,177     8,266       44,053      9,177     8,266       44,053
      4         12,155        8,899     8,166       44,053      8,899     8,166       44,053
      5         12,763        8,628     7,920       44,053      8,618     7,910       44,053
      6         13,401        8,365     7,881       44,053      8,331     7,848       44,053
      7         14,071        8,108     7,647       44,053      8,035     7,575       44,053
      8         14,775        7,859     7,619       44,053      7,727     7,489       44,053
      9         15,513        7,616     7,397       44,053      7,403     7,185       44,053
     10         16,289        7,380     7,380       44,053      7,058     7,058       44,053
     11         17,103        7,186     7,186       44,053      6,713     6,713       44,053
     12         17,959        6,996     6,996       44,053      6,334     6,334       44,053
     13         18,856        6,811     6,811       44,053      5,916     5,916       44,053
     14         19,799        6,630     6,630       44,053      5,451     5,451       44,053
     15         20,789        6,453     6,453       44,053      4,932     4,932       44,053
     16         21,829        6,280     6,280       44,053      4,345     4,345       44,053
     17         22,920        6,110     6,110       44,053      3,673     3,673       44,053
     18         24,066        5,945     5,945       44,053      2,896     2,896       44,053
     19         25,270        5,783     5,783       44,053      1,985     1,985       44,053
     20         26,533        5,625     5,625       44,053        910       910       44,053
     25         33,864        4,885     4,885       44,053         --        --           --
     35         55,160        3,633     3,633       44,053         --        --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

66                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 65 MALE \ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                CURRENT CHARGES*                     GUARANTEED CHARGES**
             ACCUMULATED    ------------------------------------   ------------------------------------
  END OF        AT 5%                       CASH                                   CASH
  CONTRACT    INTEREST       ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   -------------   ----------   -----------   ---------   ----------   -----------   ---------
      1         10,500         10,897       9,902         27,778      10,897       9,902         27,778
      2         11,025         11,862      10,875         27,778      11,862      10,875         27,778
      3         11,576         12,903      11,927         27,778      12,902      11,926         27,778
      4         12,155         14,037      13,227         27,778      14,021      13,211         27,778
      5         12,763         15,274      14,483         27,778      15,229      14,439         27,778
      6         13,401         16,623      16,057         27,778      16,535      15,969         27,778
      7         14,071         18,094      17,558         27,778      17,948      17,413         27,778
      8         14,775         19,698      19,399         27,778      19,482      19,185         27,778
      9         15,513         21,447      21,193         27,778      21,155      20,902         27,778
     10         16,289         23,354      23,354         27,778      22,988      22,988         27,778
     11         17,103         25,561      25,561         27,778      25,115      25,115         27,778
     12         17,959         27,981      27,981         29,940      27,485      27,485         29,409
     13         18,856         30,632      30,632         32,776      30,076      30,076         32,182
     14         19,799         33,537      33,537         35,550      32,914      32,914         34,889
     15         20,789         36,721      36,721         38,925      36,007      36,007         38,168
     16         21,829         40,211      40,211         42,222      39,396      39,396         41,367
     17         22,920         44,035      44,035         46,238      43,088      43,088         45,243
     18         24,066         48,227      48,227         50,639      47,104      47,104         49,460
     19         25,270         52,820      52,820         55,462      51,466      51,466         54,040
     20         26,533         57,887      57,887         60,782      56,231      56,231         59,043
     25         33,864         91,514      91,514         96,090      86,546      86,546         90,874
     35         55,160        228,720     228,720        231,007     203,577     203,577        205,613



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               67
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 65 MALE \ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,309      9,327       27,778      10,309      9,327       27,778
      2         11,025        10,612      9,650       27,778      10,612      9,650       27,778
      3         11,576        10,917      9,976       27,778      10,907      9,967       27,778
      4         12,155        11,232     10,463       27,778      11,191     10,423       27,778
      5         12,763        11,556     10,812       27,778      11,460     10,717       27,778
      6         13,401        11,891     11,372       27,778      11,710     11,193       27,778
      7         14,071        12,236     11,744       27,778      11,935     11,445       27,778
      8         14,775        12,592     12,329       27,778      12,126     11,866       27,778
      9         15,513        12,960     12,727       27,778      12,275     12,045       27,778
     10         16,289        13,339     13,339       27,778      12,370     12,370       27,778
     11         17,103        13,799     13,799       27,778      12,451     12,451       27,778
     12         17,959        14,276     14,276       27,778      12,455     12,455       27,778
     13         18,856        14,770     14,770       27,778      12,368     12,368       27,778
     14         19,799        15,283     15,283       27,778      12,172     12,172       27,778
     15         20,789        15,815     15,815       27,778      11,843     11,843       27,778
     16         21,829        16,366     16,366       27,778      11,347     11,347       27,778
     17         22,920        16,937     16,937       27,778      10,641     10,641       27,778
     18         24,066        17,530     17,530       27,778       9,661      9,661       27,778
     19         25,270        18,144     18,144       27,778       8,326      8,326       27,778
     20         26,533        18,781     18,781       27,778       6,527      6,527       27,778
     25         33,864        22,335     22,335       27,778          --         --           --
     35         55,160        31,696     31,696       32,014          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

68                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 65 MALE \ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



              PREMIUMS             CURRENT CHARGES*                GUARANTEED CHARGES**
             ACCUMULATED    -------------------------------   -------------------------------
  END OF        AT 5%                    CASH                              CASH
  CONTRACT    INTEREST      ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR       PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
  -------   -------------   --------   ---------   --------   --------   ---------   --------
      1         10,500        9,721     8,752       27,778      9,721     8,752       27,778
      2         11,025        9,432     8,493       27,778      9,432     8,493       27,778
      3         11,576        9,147     8,236       27,778      9,129     8,220       27,778
      4         12,155        8,869     8,136       27,778      8,809     8,077       27,778
      5         12,763        8,599     7,891       27,778      8,466     7,760       27,778
      6         13,401        8,336     7,852       27,778      8,095     7,614       27,778
      7         14,071        8,080     7,619       27,778      7,687     7,230       27,778
      8         14,775        7,831     7,592       27,778      7,232     6,996       27,778
      9         15,513        7,589     7,370       27,778      6,716     6,499       27,778
     10         16,289        7,354     7,354       27,778      6,122     6,122       27,778
     11         17,103        7,161     7,161       27,778      5,457     5,457       27,778
     12         17,959        6,972     6,972       27,778      4,673     4,673       27,778
     13         18,856        6,787     6,787       27,778      3,747     3,747       27,778
     14         19,799        6,606     6,606       27,778      2,652     2,652       27,778
     15         20,789        6,430     6,430       27,778      1,349     1,349       27,778
     16         21,829        6,257     6,257       27,778         --        --           --
     17         22,920        6,088     6,088       27,778         --        --           --
     18         24,066        5,923     5,923       27,778         --        --           --
     19         25,270        5,762     5,762       27,778         --        --           --
     20         26,533        5,604     5,604       27,778         --        --           --
     25         33,864        4,866     4,866       27,778         --        --           --
     35         55,160        3,619     3,619       27,778         --        --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1997

                                               ASIA PACIFIC    DIVERSIFIED
                                                GROWTH FUND    INCOME FUND
                                                SUB-ACCOUNT    SUB-ACCOUNT
                                               -------------   -----------
ASSETS:
Investments:
  Putnam VT Asia Pacific Growth Fund
    Shares                             80,514
    Cost                           $  833,879
    Market Value.............................    $  740,730        --
  Putnam VT Diversified Income Fund
    Shares                            143,001
    Cost                          $ 1,551,529
    Market Value.............................       --         $1,617,344
  Putnam VT Global Asset Allocation Fund
    Shares                             93,870
    Cost                          $ 1,515,021
    Market Value.............................       --             --
  Putnam VT Global Growth Fund
    Shares                            413,698
    Cost                          $ 6,327,394
    Market Value.............................       --             --
  Putnam VT Growth and Income Fund
    Shares                            715,883
    Cost                          $15,788,650
    Market Value.............................       --             --
  Putnam VT High Yield Fund
    Shares                            322,960
    Cost                          $ 3,946,365
    Market Value.............................       --             --
  Putnam VT International Growth Fund
    Shares                             12,773
    Cost                           $  141,514
    Market Value.............................       --             --
  Putnam VT International Growth and Income
   Fund
    Shares                             14,505
    Cost                           $  169,671
    Market Value.............................       --             --
  Due From Hartford Life Insurance Company...       --             --
  Receivable from fund shares sold...........       --             --
                                               -------------   -----------
  Total Assets...............................       740,730     1,617,344
                                               -------------   -----------
LIABILITIES
  Due to Hartford Life Insurance Company.....       --             --
  Payable for fund shares purchased..........       --             --
                                               -------------   -----------
  Total Liabilities..........................       --             --
                                               -------------   -----------
  Net Assets (variable life contract
   liabilities)..............................    $  740,730    $1,617,344
                                               -------------   -----------
                                               -------------   -----------
  Units Owned by Participants................        77,764       115,604
  Unit Price.................................    $ 9.525374    $13.990371
  Contract Liability.........................    $  740,730    $1,617,344
GRAND TOTAL CONTRACT LIABILITY (ALL
  SUB-ACCOUNTS)..............................

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                 GLOBAL
                                                  ASSET
                                               ALLOCATION      GLOBAL GROWTH      GROWTH AND    HIGH YIELD    INTERNATIONAL
                                                  FUND             FUND          INCOME FUND       FUND        GROWTH FUND
                                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                               -----------   -----------------   ------------   -----------   -------------
ASSETS:
Investments:
  Putnam VT Asia Pacific Growth Fund
    Shares                             80,514
    Cost                           $  833,879
    Market Value.............................      --             --                 --             --            --
  Putnam VT Diversified Income Fund
    Shares                            143,001
    Cost                          $ 1,551,529
    Market Value.............................      --             --                 --             --            --
  Putnam VT Global Asset Allocation Fund
    Shares                             93,870
    Cost                          $ 1,515,021
    Market Value.............................  $1,761,008         --                 --             --            --
  Putnam VT Global Growth Fund
    Shares                            413,698
    Cost                          $ 6,327,394
    Market Value.............................      --           $7,587,216           --             --            --
  Putnam VT Growth and Income Fund
    Shares                            715,883
    Cost                          $15,788,650
    Market Value.............................      --             --             $20,273,813        --            --
  Putnam VT High Yield Fund
    Shares                            322,960
    Cost                          $ 3,946,365
    Market Value.............................      --             --                 --         $4,398,715        --
  Putnam VT International Growth Fund
    Shares                             12,773
    Cost                           $  141,514
    Market Value.............................      --             --                 --             --         $  145,994
  Putnam VT International Growth and Income
   Fund
    Shares                             14,505
    Cost                           $  169,671
    Market Value.............................      --             --                 --             --            --
  Due From Hartford Life Insurance Company...      --               15,330            44,525        15,072        --
  Receivable from fund shares sold...........      --             --                 --             --            --
                                               -----------   -----------------   ------------   -----------   -------------
  Total Assets...............................   1,761,008        7,602,546        20,318,338     4,413,787        145,994
                                               -----------   -----------------   ------------   -----------   -------------
LIABILITIES
  Due to Hartford Life Insurance Company.....      --             --                 --             --            --
  Payable for fund shares purchased..........      --               15,330            44,524        15,073        --
                                               -----------   -----------------   ------------   -----------   -------------
  Total Liabilities..........................      --               15,330            44,524        15,073        --
                                               -----------   -----------------   ------------   -----------   -------------
  Net Assets (variable life contract
   liabilities)..............................  $1,761,008       $7,587,216       $20,273,814    $4,398,714     $  145,994
                                               -----------   -----------------   ------------   -----------   -------------
                                               -----------   -----------------   ------------   -----------   -------------
  Units Owned by Participants................     101,979          485,154           986,326       288,223         12,571
  Unit Price.................................  $17.268298       $15.638791       $ 20.554886    $15.261496     $11.613622
  Contract Liability.........................  $1,761,008       $7,587,216       $20,273,814    $4,398,714     $  145,994
GRAND TOTAL CONTRACT LIABILITY (ALL
  SUB-ACCOUNTS)..............................


                                               INTERNATIONAL
                                                 GROWTH AND
                                                INCOME FUND
                                                SUB-ACCOUNT
                                               --------------
ASSETS:
Investments:
  Putnam VT Asia Pacific Growth Fund
    Shares                             80,514
    Cost                           $  833,879
    Market Value.............................       --
  Putnam VT Diversified Income Fund
    Shares                            143,001
    Cost                          $ 1,551,529
    Market Value.............................       --
  Putnam VT Global Asset Allocation Fund
    Shares                             93,870
    Cost                          $ 1,515,021
    Market Value.............................       --
  Putnam VT Global Growth Fund
    Shares                            413,698
    Cost                          $ 6,327,394
    Market Value.............................       --
  Putnam VT Growth and Income Fund
    Shares                            715,883
    Cost                          $15,788,650
    Market Value.............................       --
  Putnam VT High Yield Fund
    Shares                            322,960
    Cost                          $ 3,946,365
    Market Value.............................       --
  Putnam VT International Growth Fund
    Shares                             12,773
    Cost                           $  141,514
    Market Value.............................       --
  Putnam VT International Growth and Income
   Fund
    Shares                             14,505
    Cost                           $  169,671
    Market Value.............................   $   167,244
  Due From Hartford Life Insurance Company...       --
  Receivable from fund shares sold...........        20,086
                                               --------------
  Total Assets...............................       187,330
                                               --------------
LIABILITIES
  Due to Hartford Life Insurance Company.....        20,086
  Payable for fund shares purchased..........       --
                                               --------------
  Total Liabilities..........................        20,086
                                               --------------
  Net Assets (variable life contract
   liabilities)..............................   $   167,244
                                               --------------
                                               --------------
  Units Owned by Participants................        14,005
  Unit Price.................................   $ 11.941331
  Contract Liability.........................   $   167,244
GRAND TOTAL CONTRACT LIABILITY (ALL
  SUB-ACCOUNTS)..............................   $68,127,069

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                               INTERNATIONAL
                                                    NEW
                                               OPPORTUNITIES      MONEY
                                                   FUND        MARKET FUND
                                                SUB-ACCOUNT    SUB-ACCOUNT
                                               -------------   -----------
ASSETS
Investments:
  Putnam VT International New Opportunities
   Fund
    Shares                             19,735
    Cost                           $  209,969
    Market Value.............................    $  196,556        --
  Putnam VT Money Market Fund
    Shares                          3,882,579
    Cost                          $ 3,882,579
    Market Value.............................       --         $3,882,579
  Putnam VT New Opportunities Fund
    Shares                            493,099
    Cost                          $ 7,949,648
    Market Value.............................       --             --
  Putnam VT New Value Fund
    Shares                             24,732
    Cost                           $  276,299
    Market Value.............................       --             --
  Putnam VT U.S. Government and High Quality
   Fund
    Shares                            111,765
    Cost                          $ 1,464,129
    Market Value.............................       --             --
  Putnam VT Utilities Growth & Income Fund
    Shares                            115,380
    Cost                          $ 1,522,991
    Market Value.............................       --             --
  Putnam VT Vista Fund
    Shares                             14,832
    Cost                           $  162,542
    Market Value.............................       --             --
  Putnam VT Voyager Fund
    Shares                            331,020
    Cost                          $10,101,037
    Market Value.............................       --             --
  Due From Hartford Life Insurance Company...       --             --
  Receivable from fund shares sold...........       --            100,396
                                               -------------   -----------
  Total Assets...............................       196,556     3,982,975
                                               -------------   -----------
LIABILITIES
  Due to Hartford Life Insurance Company.....       --            100,377
  Payable for fund shares purchased..........       --             --
                                               -------------   -----------
  Total Liabilities..........................       --            100,377
                                               -------------   -----------
  Net Assets (variable life contract
   liabilities)..............................    $  196,556    $3,882,598
                                               -------------   -----------
                                               -------------   -----------
  Units Owned by Participants................        19,676     3,331,393
  Unit Price.................................    $ 9.989509    $ 1.165458
  Contract Liability.........................    $  196,556    $3,882,598

   The accompanying notes are an integral part of these financial statements.

                                                                             U.S. GOVERNMENT
                                                    NEW                         AND HIGH        UTILITIES
                                               OPPORTUNITIES    NEW VALUE     QUALITY BOND     GROWTH AND
                                                   FUND           FUND            FUND         INCOME FUND     VISTA FUND
                                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                               -------------   -----------   ---------------   -----------   ---------------
ASSETS
Investments:
  Putnam VT International New Opportunities
   Fund
    Shares                             19,735
    Cost                           $  209,969
    Market Value.............................       --             --             --               --              --
  Putnam VT Money Market Fund
    Shares                          3,882,579
    Cost                          $ 3,882,579
    Market Value.............................       --             --             --               --              --
  Putnam VT New Opportunities Fund
    Shares                            493,099
    Cost                          $ 7,949,648
    Market Value.............................   $10,468,495        --             --               --              --
  Putnam VT New Value Fund
    Shares                             24,732
    Cost                           $  276,299
    Market Value.............................       --         $  290,847         --               --              --
  Putnam VT U.S. Government and High Quality
   Fund
    Shares                            111,765
    Cost                          $ 1,464,129
    Market Value.............................       --             --          $1,499,887          --              --
  Putnam VT Utilities Growth & Income Fund
    Shares                            115,380
    Cost                          $ 1,522,991
    Market Value.............................       --             --             --           $1,977,616          --
  Putnam VT Vista Fund
    Shares                             14,832
    Cost                           $  162,542
    Market Value.............................       --             --             --               --            $  182,730
  Putnam VT Voyager Fund
    Shares                            331,020
    Cost                          $10,101,037
    Market Value.............................       --             --             --               --              --
  Due From Hartford Life Insurance Company...           388        --             --               --              --
  Receivable from fund shares sold...........       --             --             --               --              --
                                               -------------   -----------   ---------------   -----------   ---------------
  Total Assets...............................    10,468,883       290,847       1,499,887       1,977,616           182,730
                                               -------------   -----------   ---------------   -----------   ---------------
LIABILITIES
  Due to Hartford Life Insurance Company.....       --             --             --               --              --
  Payable for fund shares purchased..........           388        --             --               --              --
                                               -------------   -----------   ---------------   -----------   ---------------
  Total Liabilities..........................           388        --             --               --              --
                                               -------------   -----------   ---------------   -----------   ---------------
  Net Assets (variable life contract
   liabilities)..............................   $10,468,495    $  290,847      $1,499,887      $1,977,616        $  182,730
                                               -------------   -----------   ---------------   -----------   ---------------
                                               -------------   -----------   ---------------   -----------   ---------------
  Units Owned by Participants................       529,522        24,732         111,832         102,512            14,830
  Unit Price.................................   $ 19.769721    $11.759921      $13.411936      $19.291514        $12.321288
  Contract Liability.........................   $10,468,495    $  290,847      $1,499,887      $1,977,616        $  182,730


                                               VOYAGER FUND
                                               SUB-ACCOUNT
                                               ------------
ASSETS
Investments:
  Putnam VT International New Opportunities
   Fund
    Shares                             19,735
    Cost                           $  209,969
    Market Value.............................      --
  Putnam VT Money Market Fund
    Shares                          3,882,579
    Cost                          $ 3,882,579
    Market Value.............................      --
  Putnam VT New Opportunities Fund
    Shares                            493,099
    Cost                          $ 7,949,648
    Market Value.............................      --
  Putnam VT New Value Fund
    Shares                             24,732
    Cost                           $  276,299
    Market Value.............................      --
  Putnam VT U.S. Government and High Quality
   Fund
    Shares                            111,765
    Cost                          $ 1,464,129
    Market Value.............................      --
  Putnam VT Utilities Growth & Income Fund
    Shares                            115,380
    Cost                          $ 1,522,991
    Market Value.............................      --
  Putnam VT Vista Fund
    Shares                             14,832
    Cost                           $  162,542
    Market Value.............................      --
  Putnam VT Voyager Fund
    Shares                            331,020
    Cost                          $10,101,037
    Market Value.............................  $12,936,276
  Due From Hartford Life Insurance Company...       20,187
  Receivable from fund shares sold...........      --
                                               ------------
  Total Assets...............................   12,956,463
                                               ------------
LIABILITIES
  Due to Hartford Life Insurance Company.....      --
  Payable for fund shares purchased..........       20,187
                                               ------------
  Total Liabilities..........................       20,187
                                               ------------
  Net Assets (variable life contract
   liabilities)..............................  $12,936,276
                                               ------------
                                               ------------
  Units Owned by Participants................      639,344
  Unit Price.................................  $ 20.233655
  Contract Liability.........................  $12,936,276

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                  ASIA                   GLOBAL ASSET
                                                 PACIFIC    DIVERSIFIED   ALLOCATION     GLOBAL     GROWTH AND      HIGH
                                               GROWTH FUND  INCOME FUND      FUND      GROWTH FUND  INCOME FUND  YIELD FUND
                                               SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                               -----------  -----------  ------------  -----------  -----------  -----------
Investment Income:
  Dividends..................................   $  18,881    $  62,554    $   45,684    $ 155,488    $ 314,190    $ 246,290
                                               -----------  -----------  ------------  -----------  -----------  -----------
CAPITAL GAINS INCOME.........................      --            9,861        78,086      167,244      764,750       28,559
                                               -----------  -----------  ------------  -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................      (4,716)         208           985       (6,243)     (11,346)       2,554
  Net unrealized appreciation (depreciation)
   of investments during the period..........    (145,844)      21,960       137,965      601,162    2,573,528      241,895
                                               -----------  -----------  ------------  -----------  -----------  -----------
  Net gain (loss) on investments.............    (150,560)      22,168       138,950      594,919    2,562,182      244,449
                                               -----------  -----------  ------------  -----------  -----------  -----------
  Net increase (decrease) in net assets
   resulting from operations.................   $(131,679)   $  94,583    $  262,720    $ 917,651    $3,641,122   $ 519,298
                                               -----------  -----------  ------------  -----------  -----------  -----------
                                               -----------  -----------  ------------  -----------  -----------  -----------

* From inception, January 2, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                               INTERNATIONAL
                                                               INTERNATIONAL        NEW                           NEW
                                               INTERNATIONAL    GROWTH AND     OPPORTUNITIES      MONEY      OPPORTUNITIES
                                                GROWTH FUND     INCOME FUND        FUND        MARKET FUND       FUND
                                                SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT    SUB-ACCOUNT
                                               -------------   -------------   -------------   -----------   -------------
Investment Income:
  Dividends..................................     $2,245          $ 4,968        $    571       $187,676      $  --
                                                  ------       -------------   -------------   -----------   -------------
CAPITAL GAINS INCOME.........................     --               --              --             --             --
                                                  ------       -------------   -------------   -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................       (952)             261            (583)        --              (5,661)
  Net unrealized appreciation (depreciation)
   of investments during the period..........      4,480           (2,427)        (13,413)        --           1,909,685
                                                  ------       -------------   -------------   -----------   -------------
  Net gain (loss) on investments.............      3,528           (2,166)        (13,996)        --           1,904,024
                                                  ------       -------------   -------------   -----------   -------------
  Net increase (decrease) in net assets
   resulting from operations.................     $5,773          $ 2,802        $(13,425)      $187,676      $1,904,024
                                                  ------       -------------   -------------   -----------   -------------
                                                  ------       -------------   -------------   -----------   -------------

                                                                   U.S.
                                                                GOVERNMENT
                                                                 AND HIGH       UTILITIES GROWTH
                                                   NEW         QUALITY BOND           AND
                                                VALUE FUND         FUND           INCOME FUND       VISTA FUND    VOYAGER FUND

                                               SUB-ACCOUNT*     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT*   SUB-ACCOUNT

                                               ------------   ---------------   ----------------   ------------   ------------

Investment Income:
  Dividends..................................    $--             $ 83,063           $ 56,715         $    15       $   20,325

                                               ------------   ---------------       --------       ------------   ------------

CAPITAL GAINS INCOME.........................     --              --                  77,339          --              438,026

                                               ------------   ---------------       --------       ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on security
   transactions..............................     (2,943)           1,430              4,906          (6,610)           1,878

  Net unrealized appreciation (depreciation)
   of investments during the period..........     14,548           25,565            280,202          20,188        2,144,618

                                               ------------   ---------------       --------       ------------   ------------

  Net gain (loss) on investments.............     11,605           26,995            285,108          13,578        2,146,496

                                               ------------   ---------------       --------       ------------   ------------

  Net increase (decrease) in net assets
   resulting from operations.................    $11,605         $110,058           $419,162         $13,593       $2,604,847

                                               ------------   ---------------       --------       ------------   ------------

                                               ------------   ---------------       --------       ------------   ------------


--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            GLOBAL ASSET
                                               ASIA PACIFIC   DIVERSIFIED    ALLOCATION    GLOBAL GROWTH    GROWTH AND
                                               GROWTH FUND    INCOME FUND       FUND           FUND        INCOME FUND
                                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                               ------------   -----------   ------------   -------------   ------------
OPERATIONS:
  Net investment income (loss)...............   $  18,881     $   62,554     $   45,684     $  155,488     $   314,190
  Capital gains income.......................      --              9,861         78,086        167,244         764,750
  Net realized gain (loss) on security
   transactions..............................      (4,716)           208            985         (6,243)        (11,346)
  Net unrealized appreciation (depreciation)
   of investments during the period..........    (145,844)        21,960        137,965        601,162       2,573,528
                                               ------------   -----------   ------------   -------------   ------------
  Net increase (decrease) in net assets
   resulting from operations.................    (131,679)        94,583        262,720        917,651       3,641,122
                                               ------------   -----------   ------------   -------------   ------------
UNIT TRANSACTIONS:
  Purchases..................................      --             --            --             --              --
  Net transfers..............................      (5,780)       499,003        345,410        880,302       3,372,228
  Surrenders.................................     (17,461)       (27,995)       (30,466)      (273,522)       (399,306)
  Loan withdrawals...........................      (7,128)        (1,526)       (21,786)       (43,107)        (95,139)
  Cost of insurance..........................      (6,464)        (9,419)       (10,616)       (49,753)       (114,975)
                                               ------------   -----------   ------------   -------------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     (36,833)       460,063        282,542        513,920       2,762,808
                                               ------------   -----------   ------------   -------------   ------------
  Total increase (decrease) in net assets....    (168,512)       554,646        545,262      1,431,571       6,403,930
NET ASSETS:
  Beginning of period........................     909,242      1,062,698      1,215,746      6,155,645      13,869,884
                                               ------------   -----------   ------------   -------------   ------------
  End of period..............................   $ 740,730     $1,617,344     $1,761,008     $7,587,216     $20,273,814
                                               ------------   -----------   ------------   -------------   ------------
                                               ------------   -----------   ------------   -------------   ------------


                                                  HIGH
                                               YIELD FUND
                                               SUB-ACCOUNT
                                               -----------
OPERATIONS:
  Net investment income (loss)...............  $  246,290
  Capital gains income.......................      28,559
  Net realized gain (loss) on security
   transactions..............................       2,554
  Net unrealized appreciation (depreciation)
   of investments during the period..........     241,895
                                               -----------
  Net increase (decrease) in net assets
   resulting from operations.................     519,298
                                               -----------
UNIT TRANSACTIONS:
  Purchases..................................      --
  Net transfers..............................     738,928
  Surrenders.................................    (149,096)
  Loan withdrawals...........................      16,923
  Cost of insurance..........................     (26,321)
                                               -----------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     580,434
                                               -----------
  Total increase (decrease) in net assets....   1,099,732
NET ASSETS:
  Beginning of period........................   3,298,982
                                               -----------
  End of period..............................  $4,398,714
                                               -----------
                                               -----------

* From inception, January 2, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                               INTERNATIONAL
                                                               INTERNATIONAL        NEW                          NEW
                                               INTERNATIONAL    GROWTH AND     OPPORTUNITIES      MONEY      OPPORTUNITIES
                                                GROWTH FUND     INCOME FUND        FUND        MARKET FUND       FUND
                                               SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT   SUB-ACCOUNT
                                               -------------   -------------   -------------   -----------   ------------
OPERATIONS:
  Net investment income (loss)...............    $  2,245        $  4,968        $    571      $  187,676    $   --
  Capital gains income.......................      --              --              --              --            --
  Net realized gain (loss) on security
   transactions..............................        (952)            261            (583)         --             (5,661)
  Net unrealized appreciation (depreciation)
   of investments during the period..........       4,480          (2,427)        (13,413)         --          1,909,685
                                               -------------   -------------   -------------   -----------   ------------
  Net increase (decrease) in net assets
   resulting from operations.................       5,773           2,802         (13,425)        187,676      1,904,024
                                               -------------   -------------   -------------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases..................................       1,000           1,000           1,000       9,479,089        --
  Net transfers..............................     141,118         164,247         211,827      (9,663,164)     1,158,747
  Surrenders.................................      (1,312)           (664)         (2,118)       (119,388)      (294,057)
  Loan withdrawals...........................      --              --                  (1)       (193,526)       (72,749)
  Cost of insurance..........................        (585)           (141)           (727)        (31,033)       (60,495)
                                               -------------   -------------   -------------   -----------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     140,221         164,442         209,981        (528,022)       731,446
                                               -------------   -------------   -------------   -----------   ------------
  Total increase (decrease) in net assets....     145,994         167,244         196,556        (340,346)     2,635,470
NET ASSETS:
  Beginning of period........................      --              --              --           4,222,944      7,833,025
                                               -------------   -------------   -------------   -----------   ------------
  End of period..............................    $145,994        $167,244        $196,556      $3,882,598    $10,468,495
                                               -------------   -------------   -------------   -----------   ------------
                                               -------------   -------------   -------------   -----------   ------------

                                                              U.S. GOVERNMENT
                                                                 AND HIGH        UTILITIES
                                                   NEW         QUALITY BOND     GROWTH AND
                                                VALUE FUND         FUND         INCOME FUND    VISTA FUND    VOYAGER FUND

                                               SUB-ACCOUNT*     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT

                                               ------------   ---------------   -----------   ------------   ------------

OPERATIONS:
  Net investment income (loss)...............    $ --           $   83,063      $   56,715      $     15     $    20,325

  Capital gains income.......................      --              --               77,339        --             438,026

  Net realized gain (loss) on security
   transactions..............................      (2,943)           1,430           4,906        (6,610)          1,878

  Net unrealized appreciation (depreciation)
   of investments during the period..........      14,548           25,565         280,202        20,188       2,144,618

                                               ------------   ---------------   -----------   ------------   ------------

  Net increase (decrease) in net assets
   resulting from operations.................      11,605          110,058         419,162        13,593       2,604,847

                                               ------------   ---------------   -----------   ------------   ------------

UNIT TRANSACTIONS:
  Purchases..................................       1,000          --               --             1,000         --

  Net transfers..............................     287,299          135,429         126,503       170,550       1,437,360

  Surrenders.................................      (8,127)         (24,042)        (29,456)       (1,924)       (346,502)

  Loan withdrawals...........................      --               (1,568)        (10,900)       --             (87,887)

  Cost of insurance..........................        (930)          (9,754)        (12,352)         (489)        (73,765)

                                               ------------   ---------------   -----------   ------------   ------------

  Net increase (decrease) in net assets
   resulting from unit transactions..........     279,242          100,065          73,795       169,137         929,206

                                               ------------   ---------------   -----------   ------------   ------------

  Total increase (decrease) in net assets....     290,847          210,123         492,957       182,730       3,534,053

NET ASSETS:
  Beginning of period........................      --            1,289,764       1,484,659        --           9,402,223

                                               ------------   ---------------   -----------   ------------   ------------

  End of period..............................    $290,847       $1,499,887      $1,977,616      $182,730     $12,936,276

                                               ------------   ---------------   -----------   ------------   ------------

                                               ------------   ---------------   -----------   ------------   ------------


--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                  ASIA                      GLOBAL ASSET
                                                 PACIFIC     DIVERSIFIED     ALLOCATION    GLOBAL GROWTH
                                               GROWTH FUND   INCOME FUND        FUND           FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                               -----------   -----------   --------------  -------------
OPERATIONS:
  Net investment income (loss)...............  $    6,265    $   45,501     $     31,236    $   78,177
  Capital gains income.......................      --            --               20,497       113,882
  Net realized gain(loss) on security
   transactions..............................          40         1,025              235         2,172
  Net unrealized appreciation (depreciation)
   of investments during the period..........      45,583        30,289           79,432       532,876
                                               -----------   -----------   --------------  -------------
  Net increase (decrease) in net assets
   resulting from operations.................      51,888        76,815          131,400       727,107
                                               -----------   -----------   --------------  -------------
UNIT TRANSACTIONS:
  Purchases..................................      --            --             --             --
  Net transfers..............................     663,703       678,615          565,848     2,987,293
  Surrenders.................................     (12,187)      (13,614)         (14,996)      (92,194)
  Loan withdrawals...........................     (49,778)       (4,620)         (12,089)      (56,759)
  Cost of insurance..........................      (4,323)       (6,234)          (5,795)      (31,793)
                                               -----------   -----------   --------------  -------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     597,415       654,147          532,968     2,806,547
                                               -----------   -----------   --------------  -------------
  Total increase (decrease) in net assets....     649,303       730,962          664,368     3,533,654
NET ASSETS:
  Beginning of period........................     259,939       331,736          551,378     2,621,991
                                               -----------   -----------   --------------  -------------
  End of Period..............................  $  909,242    $1,062,698     $  1,215,746    $6,155,645
                                               -----------   -----------   --------------  -------------
                                               -----------   -----------   --------------  -------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                                            U.S. GOVERNMENT
                                                                                                 NEW           AND HIGH
                                                GROWTH AND       HIGH       MONEY MARKET    OPPORTUNITIES    QUALITY BOND
                                               INCOME FUND    YIELD FUND        FUND            FUND             FUND
                                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                               ------------   -----------   -------------   -------------   ---------------
OPERATIONS:
  Net investment income (loss)...............  $   341,685    $  163,141    $     203,725    $  --            $   58,449
  Capital gains income.......................      154,926        --             --             --               --
  Net realized gain(loss) on security
   transactions..............................        2,902         1,565         --               1,419           (1,338)
  Net unrealized appreciation (depreciation)
   of investments during the period..........    1,519,519       157,435         --             325,785          (12,239)
                                               ------------   -----------   -------------   -------------   ---------------
  Net increase (decrease) in net assets
   resulting from operations.................    2,019,032       322,141          203,725       327,204           44,872
                                               ------------   -----------   -------------   -------------   ---------------
UNIT TRANSACTIONS:
  Purchases..................................      --             --           24,879,746       --               --
  Net transfers..............................    7,006,259     1,317,440      (24,660,575)    4,703,270          675,522
  Surrenders.................................     (298,205)      (83,011)         (89,459)     (170,255)         (16,556)
  Loan withdrawals...........................      (46,401)      (35,554)      (1,308,364)      (37,499)         (19,784)
  Cost of insurance..........................      (65,790)      (18,659)         (42,734)      (38,655)          (7,295)
                                               ------------   -----------   -------------   -------------   ---------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........    6,595,863     1,180,216       (1,221,386)    4,456,861          631,887
                                               ------------   -----------   -------------   -------------   ---------------
  Total increase (decrease) in net assets....    8,614,895     1,502,357       (1,017,661)    4,784,065          676,759
NET ASSETS:
  Beginning of period........................    5,254,989     1,796,625        5,240,605     3,048,960          613,005
                                               ------------   -----------   -------------   -------------   ---------------
  End of Period..............................  $13,869,884    $3,298,982    $   4,222,944    $7,833,025       $1,289,764
                                               ------------   -----------   -------------   -------------   ---------------
                                               ------------   -----------   -------------   -------------   ---------------


                                                UTILITIES
                                               GROWTH AND
                                               INCOME FUND   VOYAGER FUND
                                               SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   ------------
OPERATIONS:
  Net investment income (loss)...............  $   35,664     $  103,280
  Capital gains income.......................      --            200,850
  Net realized gain(loss) on security
   transactions..............................         749          1,457
  Net unrealized appreciation (depreciation)
   of investments during the period..........     144,600        388,867
                                               -----------   ------------
  Net increase (decrease) in net assets
   resulting from operations.................     181,013        694,454
                                               -----------   ------------
UNIT TRANSACTIONS:
  Purchases..................................      --            --
  Net transfers..............................     725,689      5,336,934
  Surrenders.................................     (22,040)      (138,165)
  Loan withdrawals...........................     (29,987)       (66,110)
  Cost of insurance..........................      (8,113)       (45,984)
                                               -----------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........     665,549      5,086,675
                                               -----------   ------------
  Total increase (decrease) in net assets....     846,562      5,781,129
NET ASSETS:
  Beginning of period........................     638,097      3,621,094
                                               -----------   ------------
  End of Period..............................  $1,484,659     $9,402,223
                                               -----------   ------------
                                               -----------   ------------

--------------------------------------------------------------------------------

               PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
                        HARTFORD LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:
    Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, and administrative fees. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company (the "Company") and subsidiaries as of December 31, 1997 and 1996, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1997     1996     1995
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,637   $1,705   $1,487
   Net investment income...........................    1,368    1,397    1,328
   Net realized capital gains (losses).............        4     (213)     (11)
                                                      ------   ------   ------
     Total revenues................................    3,009    2,889    2,804
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,379    1,535    1,422
   Amortization of deferred policy acquisition
    costs..........................................      335      234      199
   Dividends to policyholders......................      240      635      675
   Other expenses..................................      586      427      317
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    2,540    2,831    2,613
                                                      ------   ------   ------
   Income before income tax expense................      469       58      191
   Income tax expense..............................      167       20       62
                                                      ------   ------   ------
 Net income........................................   $  302   $   38   $  129
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1997      1996
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,885 and
    $13,579).......................................   $14,176   $13,624
   Equity securities, at fair value................       180       119
   Policy loans, at outstanding balance............     3,756     3,836
   Other investments, at cost......................        47        56
                                                      -------   -------
     Total investments.............................    18,159    17,635
   Cash............................................        54        43
   Premiums receivable and agents' balances........        18       137
   Accrued investment income.......................       330       407
   Reinsurance recoverables........................     6,325     6,259
   Deferred policy acquisition costs...............     3,315     2,760
   Deferred income tax.............................       348       474
   Other assets....................................       352       357
   Separate account assets.........................    69,055    49,690
                                                      -------   -------
     Total assets..................................   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,270   $ 2,474
   Other policyholder funds........................    21,034    22,134
   Other liabilities...............................     2,254     1,572
   Separate account liabilities....................    69,055    49,690
                                                      -------   -------
     Total liabilities.............................    95,613    75,870
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Additional paid in capital......................     1,045     1,045
   Net unrealized capital gains on securities, net
    of tax.........................................       179        30
   Retained earnings...............................     1,113       811
                                                      -------   -------
     Total stockholder's equity....................     2,343     1,892
                                                      -------   -------
   Total liabilities and stockholder's equity......   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                     ADDITIONAL       (LOSSES) ON                       TOTAL
                                           COMMON     PAID IN         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      CAPITAL         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 Balance, December 31, 1994..............    $6        $  826            $(654)         $  644         $  822
   Net income............................    --            --              --              129            129
   Capital contribution..................    --           181              --               --            181
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             597               --            597
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1995..............     6         1,007             (57)             773          1,729
   Net income............................    --            --              --               38             38
   Capital contribution..................    --            38              --               --             38
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --              87               --             87
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1996..............     6         1,045              30              811          1,892
   Net income............................    --            --              --              302            302
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             149               --            149
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1997       1996       1995
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    302   $     38   $    129
  Adjustments to reconcile net income to
   cash provided by operating activities
  Depreciation and amortization.........         8         14         21
  Net realized capital (gains) losses...        (4)       213         11
  Decrease (increase) in deferred income
   taxes................................        40       (102)      (172)
  Increase in deferred policy
   acquisition costs....................      (555)      (572)      (379)
  Decrease (increase) in premiums
   receivable and agents' balances......       119         10        (81)
  Decrease (increase) in accrued
   investment income....................        77        (13)       (16)
  Decrease (increase) in other assets...        52       (132)      (177)
  (Increase) decrease in reinsurance
   recoverables.........................      (416)       179        (35)
  Increase (decrease) in liabilities for
   future policy benefits...............       796        (92)       483
  Increase in other liabilities.........       379        477        281
                                          --------   --------   --------
    Cash provided by operating
     activities.........................       798         20         65
                                          --------   --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (6,231)    (5,747)    (6,228)
  Sales of fixed maturity investments...     4,232      3,459      4,845
  Maturities and principal paydowns of
   fixed maturity investments...........     2,329      2,693      1,741
  Net sales (purchases) of other
   investments..........................        24       (107)      (871)
  Net (purchases) sales of short-term
   investments..........................      (638)        84        (24)
                                          --------   --------   --------
    Cash (used for) provided by
     investing activities...............      (284)       382       (537)
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         38         --
  Net (disbursements for) receipts from
   investment and universal life-type
   contracts (charged against) credited
   to policyholder accounts.............      (503)      (443)       498
                                          --------   --------   --------
    Cash (used for) provided by
     financing activities...............      (503)      (405)       498
                                          --------   --------   --------
  Increase (decrease) in cash...........        11         (3)        26
  Cash -- beginning of year.............        43         46         20
                                          --------   --------   --------
  Cash -- end of year...................  $     54   $     43   $     46
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $      9   $    189   $    162

Noncash Financing Activities:
  Capital contribution..................  $     --   $     --   $    181
                                          --------   --------   --------
                                          --------   --------   --------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company ("HA&I"), an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission relating to an Initial Public Offering ("IPO") of the Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses.

    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) ("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, the Company is a leading insurance and financial services company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and group disability insurance and corporate owned life insurance.

 2. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These consolidated financial statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The consolidated financial statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial

--------------------------------------------------------------------------------

assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for universal life-type policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Health reserves, which are the result of sales of group long-term and short-term disability, stop loss, Medicare Supplement and individual disability products, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

(F) INVESTMENTS

    The Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of Stockholder's Equity designated "Net unrealized capital gains (losses) on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in Stockholder's Equity. Policy loans are carried at outstanding balance which approximates fair value. Net realized capital gains and losses, after deducting pension policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an on-going basis.

    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's block of guaranteed rate contract business written prior to 1995 ("Closed Book GRC") could not recover to amortized cost prior to sale. Therefore, an other than temporary impairment loss of $88, after-tax, was recorded.

(G) DERIVATIVE INSTRUMENTS

    The Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/ or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. The Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value

--------------------------------------------------------------------------------

with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an on-going basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of Stockholder's Equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization

--------------------------------------------------------------------------------

for the books of business are reestimated and adjusted by a cumulative charge or credit to income.

    The Company's other expenses include the following:

                                          1997       1996       1995
                                        ---------  ---------  ---------
Commissions...........................  $     976  $     848  $     619
Deferred acquisition costs............       (862)      (823)      (618)
Other.................................        472        402        316
                                        ---------  ---------  ---------
    Total other expenses..............  $     586  $     427  $     317
                                        ---------  ---------  ---------
                                        ---------  ---------  ---------

(J) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 55%, 44%, and 41% in 1997, 1996, and 1995, respectively, of total insurance in force.

 3. INITIAL PUBLIC OFFERING

    On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to HLA to support growth in its core businesses. The 26 million shares sold in the Offering represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1997       1996       1995
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     932  $     918  $     996
Interest income from policy loans...        425        477        342
Income from other investments.......         26         15          1
                                      ---------  ---------  ---------
Gross investment income.............      1,383      1,410      1,339
Less: Investment expenses...........         15         13         11
                                      ---------  ---------  ---------
Net investment income...............  $   1,368  $   1,397  $   1,328
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                              1997        1996       1995
                                              -----     ---------  ---------
Fixed maturities.........................   $      (7)  $    (201) $      23
Equity securities........................          12           2         (6)
Real estate and other....................          (1)         (4)       (25)
Less: Increase in liability to
 policyholders for realized capital
 gains...................................          --         (10)        (3)
                                                  ---   ---------  ---------
Net realized capital gains (losses)......   $       4   $    (213) $     (11)
                                                  ---   ---------  ---------
                                                  ---   ---------  ---------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1997         1996         1995
                                                 -----        -----        -----
Gross unrealized capital gains..............   $      14    $      13    $       4
Gross unrealized capital losses.............          --           (1)          (2)
                                                     ---          ---          ---
Net unrealized capital gains................          14           12            2
Deferred income tax expense.................           5            4            1
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           9            8            1
Balance -- beginning of year................           8            1           (6)
                                                     ---          ---          ---
Net change in unrealized capital gains
 (losses) on equity securities..............   $       1    $       7    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

--------------------------------------------------------------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                    FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                                   ---------------------
                                                                   1997    1996    1995
                                                                   -----   -----   -----
Gross unrealized capital gains...................................  $ 371   $ 386   $ 529
Gross unrealized capital losses..................................    (80)   (341)   (569)
Unrealized capital (gains) losses credited to policyholders......    (30)    (11)    (52)
                                                                   -----   -----   -----
Net unrealized capital gains (losses)............................    261      34     (92)
Deferred income tax expense (benefit)............................     91      12     (34)
                                                                   -----   -----   -----
Net unrealized capital gains (losses), net of tax................    170      22     (58)
Balance -- beginning of year.....................................     22     (58)   (648)
                                                                   -----   -----   -----
Net change in unrealized capital gains (losses) on fixed
 maturities......................................................  $ 148   $  80   $ 590
                                                                   -----   -----   -----
                                                                   -----   -----   -----

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1996
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   166       $ 12          $ (3)        $   175
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,970        161          (128)          2,003
States, municipalities and political subdivisions................        373          6           (11)            368
International governments........................................        281         12            (4)            289
Public utilities.................................................        877         12            (8)            881
All other corporate including international......................      4,656        120          (107)          4,669
All other corporate -- asset backed..............................      3,601         49           (59)          3,591
Short-term investments...........................................      1,655         14           (21)          1,648
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $13,579       $386          $(341)       $13,624
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

    The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including MBS and CMO's, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   2,838    $   2,867
Over one year through five years.........       5,528        5,595
Over five years through ten years........       3,094        3,156
Over ten years...........................       2,425        2,558
                                           -----------  -----------
    Total................................   $  13,885    $  14,176
                                           -----------  -----------
                                           -----------  -----------

--------------------------------------------------------------------------------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $4.2 billion, $3.5 billion and $4.8 billion, gross realized capital gains of $169, $87 and $91, gross realized capital losses (including writedowns) of $176, $298 and $72, respectively. Sales of equity security investments for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $132, $74 and $64, gross realized capital gains of $12, $2 and $28 and gross realized capital losses of $0, $0 and $59, respectively.

(F) CONCENTRATION OF CREDIT RISK

    Excluding investments in U.S. government and agencies, the Company has not invested in the securities of a single issuer in amounts greater than 10% of stockholder's equity at December 31, 1997.

(G) DERIVATIVE INSTRUMENTS

    The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.
    The Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.5 billion and $9.9 billion ($4.6 billion and $7.4 billion related to the Company's investments, $1.9 billion and $2.5 billion on the Company's liabilities) at December 31, 1997 and 1996, respectively.

    The table below provides a summary of derivative instruments held by the Company at December 31, 1997 and 1996, segregated by major investment and liability category:

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                           PURCHASED
                                                             CAPS,                                FOREIGN
                                      TOTAL      ISSUED      FLOORS                   INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &       AND        FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS     OPTIONS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 18,159   $  1,009   $ 1,944      $    50      $    1,504     $91       $ 4,598
    Long term debt.................        --         --        --           --              --      --            --
    Other policy claims............        --         10       150           --           1,747      --         1,907
                                     --------   --------   ----------       ---      ----------     ---      ----------
  Total derivatives -- notional
   value...........................  $     --   $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------       ---      ----------     ---      ----------
Total derivatives -- fair value....  $     --   $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

--------------------------------------------------------------------------------

                                                      1996 --AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &   CAPS, FLOORS                 RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS   AND OPTIONS   FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,242  $   500    $   2,454       $  --     $    941    $  --   $3,895
Inverse floaters (1)...............       352       98          856          --          346       --    1,300
Anticipatory (4)...................        --       --           --         132           --       --      132
Other bonds and notes..............     7,369      425          440           5        1,079      125    2,074
Short-term investments.............       661       --           --          --           --       --       --
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total fixed maturities.........    13,624    1,023        3,750         137        2,366      125    7,401
Equity securities, policy loans and
 other investments.................     4,011       --           --          --           19       --       19
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total investments..............  $ 17,635  $ 1,023    $   3,750       $ 137     $  2,385    $ 125   $7,420
    Long term debt.................        --       --           --          --           --       --       --
    Other policy claims............        --       10          150          --        2,351       --    2,511
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- notional
     value.........................  $     --  $ 1,033    $   3,900       $ 137     $  4,736    $ 125   $9,931
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- fair
     value.........................  $     --  $   (10)   $      38       $  --     $      2    $  (9 ) $   21
                                     --------  -------  ------------      -----    ---------  --------  -------
                                     --------  -------  ------------      -----    ---------  --------  -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations ("CMO's") for which the coupon rates move inversely with an index rate such as the London interbank offered rate ("LIBOR"). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1997 and 1996, over 44% and 39% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1997 and 1996, over 16% and 42%, respectively, of foreign currency swaps expire within one year; the balance matures over the succeeding 9 years.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1997, the Company had $0 deferred gains and losses. At December 31, 1996, the Company had $0.9 in net deferred gains for futures, interest rate swaps and purchased options of which $2.0 was basis adjusted in 1997.

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1997 and 1996:

                                             DECEMBER 31, 1996               MATURITIES/    DECEMBER 31, 1997
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,755         $   14       $  530            $1,239
Floors.......................................       3,168             28        1,332             1,864
Swaps/Forwards...............................       4,861            941        2,460             3,342
Futures......................................         137            131          218                50
Options......................................          10             --           --                10
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $2,511         $  191       $  795            $1,907
Anticipatory.................................         132              4          136                --
Asset........................................       2,112            739        1,046             1,805
Portfolio....................................       5,176            180        2,563             2,793
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

(1) During 1997, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

--------------------------------------------------------------------------------

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

    Statement of Financial Accounting Standards No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts.

    For cash, short-term investments, accounts receivable, policy loans, mortgage loans and other liabilities, carrying amounts on the Consolidated Balance Sheets approximate fair value.

    Fair value for fixed maturities and marketable equity securities are based upon quoted market prices. Fair value for securities that are not publicly traded are analytically determined. These amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through quarterly comparison to dealer quoted prices. Amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    Fair value for partnerships and trusts are based on external market valuations from partnership and trust management.

    Other policy claims and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The carrying amount and fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                                1997                1996
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,176  $14,176   $ 13,624  $13,624
  Equity securities....................................        180      180        119      119
  Policy loans.........................................      3,756    3,756      3,836    3,836
  Mortgage loans.......................................         --       --          2        2
  Investments in partnerships, trusts and other........         47       91         54      104
LIABILITIES
  Other policy benefits................................   $ 11,769  $11,755   $ 11,707  $11,469

 6. SEPARATE ACCOUNTS

    The Company maintained separate account assets and liabilities totaling $69.1 billion and $49.7 billion at December 31, 1997 and 1996, respectively, which are reported at fair value. Separate account assets are segregated from other investments and net investment income and net realized capital gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $58.6 billion and $39.4 billion at December 31, 1997 and 1996, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $10.5 and $10.3 billion at December 31, 1997 and 1996, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category were policy loans totaling $1.9 billion and $2.0 billion at December 31, 1997 and 1996, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees were $699, $538 and $387 in 1997, 1996 and 1995, respectively. The guaranteed separate accounts include fixed market value adjusted individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.52% at December 31, 1997. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities as of December 31, 1997. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $119 in carrying value and $3.0 billion in notional amounts as of December 31, 1997.

--------------------------------------------------------------------------------

 7. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. To the extent allowed by law, it is the intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 36%, 35% and 32% in 1997, 1996 and 1995, respectively.

    Income tax expense is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                                 -------------------------
                                                 1997     1996       1995
                                                 ----    ------     ------
Current......................................    $119    $  122     $  211
Deferred.....................................      48      (102)      (149)
                                                 ----    ------     ------
  Income tax expense.........................    $167    $   20     $   62
                                                 ----    ------     ------
                                                 ----    ------     ------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                              FOR THE YEARS ENDED DECEMBER 31,
                                             -----------------------------------
                                               1997        1996         1995
                                             ---------     -----        -----
Tax provision at the U.S. Federal statutory
 rate......................................  $     164   $      20    $      67
Tax-exempt income..........................         --          --           (3)
Foreign tax credit.........................         --          --           (4)
Other......................................          3          --            2
                                             ---------         ---          ---
  Total....................................  $     167   $      20    $      62
                                             ---------         ---          ---
                                             ---------         ---          ---

    Deferred tax assets include the following at December 31:

                                                     1997       1996
                                                   ---------  ---------
Tax return deferred acquisition costs............  $     639  $     514
Financial statement deferred acquisition costs
 and reserves....................................       (366)      (242)
Employee benefits................................          5          8
Net unrealized capital gains on securities.......        (96)       (16)
Investments and other............................        166        210
                                                   ---------  ---------
  Total..........................................  $     348  $     474
                                                   ---------  ---------
                                                   ---------  ---------

    Income taxes paid were $9, $189 and $162 in 1997, 1996 and 1995, respectively. The Company had a current tax payment of $27 due to The Hartford at December 31, 1997 and a tax refund due from The Hartford of $72 at December 31, 1996.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1997 was $37.

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    The Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $5 and $2 in 1997, 1996 and 1995, respectively.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1997, 1996 and 1995, respectively.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions,

--------------------------------------------------------------------------------

the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN
Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to the Company for the above-mentioned plans was approximately $2 in 1997.

 9. STOCK COMPENSATION PLANS

    During the second quarter of 1997, Hartford Life adopted the 1997 HLI Incentive Stock Plan (the "Plan"). Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5,000,000 shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the HLI Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 54,316 shares under the ESPP in 1997.

 10. REINSURANCE

    The Company cedes insurance to other insurers, including its parent HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                   1997          1996          1995
                                                 ---------     ---------     ---------
Gross premiums...............................     $  2,164      $  2,138      $  1,545
Assumed......................................          159           190           591
Ceded........................................         (686)         (623)         (649)
                                                 ---------     ---------     ---------
  Net premiums and other considerations......     $  1,637      $  1,705      $  1,487
                                                 ---------     ---------     ---------
                                                 ---------     ---------     ---------

    The Company ceded approximately $76, $100 and $101 of group life premium in 1997, 1996 and 1995, respectively, representing $33.6 billion, $33.3 billion and $32.3 billion of insurance in force, respectively. The Company ceded $339, $318 and $320 of accident and health premium to HLA in 1997, 1996 and 1995, respectively. The Company assumed $89, $101 and $103 of premium in 1997, 1996 and 1995, respectively, representing $8.2 billion, $8.5 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $158, $140 and $220 for the years ended December 31, 1997, 1996 and 1995, respectively.

    As of December 31, 1997, the Company had reinsurance recoverables of $5.0 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $5.0 billion (including policy loans and accrued interest of $4.5 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. The Company has no other significant reinsurance-related concentrations of credit risk.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which,

--------------------------------------------------------------------------------

depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $34, $40, and $45 in 1997, 1996 and 1995, respectively. Management believes that the methods used are reasonable.

    The rent paid to Hartford Fire for space occupied by the Company was $7 in 1997, and $3 in 1996 and 1995. The Company expects to pay annual rent of $7 in 1998 and 1999, respectively, $12 in 2000 and 2001, respectively, $13 in 2002 and $87 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized over a level basis over the term of the sublease and amounted to approximately $9 in 1997 and $8 in 1996 and 1995.

 12. STATUTORY RESULTS

    The domestic insurance subsidiaries of Hartford Life prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                 --------------------------
                                                  1997      1996      1995
                                                 ------    ------    ------
Statutory net income.........................    $  214    $  144    $  112
                                                 ------    ------    ------
Statutory surplus............................    $1,441    $1,207    $1,125
                                                 ------    ------    ------
                                                 ------    ------    ------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1998 is estimated to be $144.

 13. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $15, $11 and $10 in 1997, 1996 and 1995, respectively, of which $4, $5, and $6 were estimated to be creditable against premium taxes.

 14. BUSINESS SEGMENT INFORMATION

    The Company, along with its parent, sells financial products such as fixed and variable annuities, retirement plan services, and life and disability insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Annuity, Individual Life Insurance, and Employee Benefits. The Company also maintains a Guaranteed Investment Contracts segment, which is primarily comprised of guaranteed rate contract business written prior to 1995 and a Corporate Operation. The Annuity segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, interest-sensitive whole life, and term life policies. The Employee Benefits segment sells group insurance products, including group life, group short and long-term disability and corporate owned life insurance, and engages in certain international operations. The Guaranteed Investment Contracts segment sells a limited amount of guaranteed investment contracts and contains Closed Book GRC. Through its Corporate Operation, the Company reports items that are not directly allocable to any of its business segments. Included in the Corporate Operation are unallocated income and expense and certain other items not directly allocable to any segment. Net realized capital gains and losses are recognized in the period of realization, but are allocated to the segments utilizing durations of the segment portfolios.

--------------------------------------------------------------------------------

    The following table outlines revenues, operating income and assets by business segment:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------
                                                             1997         1996         1995
                                                           --------     --------     --------
REVENUES
  Annuity..............................................    $  1,269     $    968     $    759
  Individual Life Insurance............................         487          440          383
  Employee Benefits....................................         972        1,366        1,273
  Guaranteed Investment Contracts......................         241           34          337
  Corporate Operation..................................          40           81           52
                                                           --------     --------     --------
    Total revenues.....................................    $  3,009     $  2,889     $  2,804
                                                           --------     --------     --------
                                                           --------     --------     --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)
  Annuity..............................................    $    317     $    226     $    171
  Individual Life Insurance............................          85           68           56
  Employee Benefits....................................          53           44           37
  Guaranteed Investment Contracts......................          --         (346)        (103)
  Corporate Operation..................................          14           66           30
                                                           --------     --------     --------
    Total income before income tax expense.............    $    469     $     58     $    191
                                                           --------     --------     --------
                                                           --------     --------     --------
ASSETS
  Annuity                                                  $ 69,152     $ 52,877     $ 39,732
  Individual Life Insurance............................       4,918        3,753        3,173
  Employee Benefits....................................      18,196       14,708       13,494
  Guaranteed Investment Contracts......................       3,347        4,533        6,069
  Corporate Operation..................................       2,343        1,891        1,729
                                                           --------     --------     --------
    Total assets.......................................    $ 97,956     $ 77,762     $ 64,197
                                                           --------     --------     --------
                                                           --------     --------     --------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

   SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1997
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored)      $   217  $   219     $   219
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored) --
   asset-backed..............................    1,175    1,204       1,204
  States, municipalities and political
   subdivisions..............................      211      217         217
  International governments..................      376      393         393
  Public utilities...........................      871      894         894
  All other corporate including
   international.............................    5,033    5,208       5,208
  All other corporate -- asset-backed........    4,091    4,124       4,124
  Short-term investments.....................    1,318    1,318       1,318
Certificates of deposit......................      593      599         599
                                               -------  -------     -------
Total fixed maturities.......................   13,885   14,176      14,176
                                               -------  -------     -------
Equity Securities
Common Stocks
  Public utilities...........................       --       --          --
  Banks, trusts and insurance companies......       --       --          --
  Industrial and miscellaneous...............      166      180         180
  Nonredeemable preferred stocks.............       --       --          --
                                               -------  -------     -------
Total equity securities......................      166      180         180
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,051   14,356      14,356
                                               -------  -------     -------
Real Estate..................................       --       --          --
Other Investments
  Mortgage loans on real estate..............       --       --          --
  Policy loans...............................    3,756    3,756       3,756
  Investments in partnerships, trusts and
   other.....................................       47       91          47
                                               -------  -------     -------
Total other investments......................    3,803    3,847       3,803
                                               -------  -------     -------
Total investments............................  $17,854  $18,203     $18,159
                                               -------  -------     -------
                                               -------  -------     -------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                                 (IN MILLIONS)

                                                              FUTURE
                                                              POLICY
                                                             BENEFITS,
                                                              UNPAID       OTHER
                                                DEFERRED      CLAIMS       POLICY
                                                 POLICY      AND CLAIM   CLAIMS AND      PREMIUMS          NET
                                               ACQUISITION   ADJUSTMENT   BENEFITS       AND OTHER      INVESTMENT
SEGMENT                                           COSTS      EXPENSES     PAYABLE     CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1997
Annuity......................................    $2,478       $2,070      $ 6,838         $  769         $  500
Individual Life Insurance....................       837          392        2,182            323            164
Employee Benefits............................        --          780        9,232            541            431
Guaranteed Investment Contracts..............        --           --        2,782              2            239
Corporate Operation..........................        --           28           --              2             34
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,270      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Annuity......................................    $2,030       $1,526      $ 6,016         $  535         $  433
Individual Life Insurance....................       730          346        2,160            287            153
Employee Benefits............................        --          574        9,834            881            485
Guaranteed Investment Contracts..............        --           --        4,124              2            251
Corporate Operation..........................        --           28           --             --             75
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1995
Annuity......................................    $1,561       $1,314      $ 5,661         $  319         $  400
Individual Life Insurance....................       615          706        1,932            246            137
Employee Benefits............................        12          325        9,285            922            351
Guaranteed Investment Contracts..............        --           28        5,720             --            377
Corporate Operation..........................        --           --           --             --             63
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,188       $2,373      $22,598         $1,487         $1,328
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------


                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1997
Annuity......................................    $  --         $  445          $250            $ --         $  257
Individual Life Insurance....................       --            242            83              --             77
Employee Benefits............................       --            425             2             240            252
Guaranteed Investment Contracts..............       --            232            --              --              9
Corporate Operation..........................        4             35            --              --             (9)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Annuity......................................    $  --         $  412          $174            $ --         $  156
Individual Life Insurance....................       --            245            59              --             68
Employee Benefits............................       --            546            --             635            141
Guaranteed Investment Contracts..............     (219)           332             1              --             47
Corporate Operation..........................        6             --            --              --             15
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1995
Annuity......................................    $  --         $  317          $117            $ --         $  114
Individual Life Insurance....................       --            203            70              --             54
Employee Benefits............................       --            424            --             675            137
Guaranteed Investment Contracts..............       --            453            12              --             15
Corporate Operation..........................      (11)            25            --              --             (3)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $ (11)        $1,422          $199            $675         $  317
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1997
Life insurance in force...........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Insurance revenues
  Life insurance and annuities....................     1,818           340             157       1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Insurance revenues
  Life insurance and annuities....................     1,801           298             169       1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1995
  Life insurance in force.........................  $182,716     $ 112,774       $  26,996    $ 96,938        27.8%
Insurance revenues
  Life insurance and annuities....................     1,232           325             574       1,481        38.8%
  Accident and health insurance...................       313           324              17           6       283.3%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  1,545     $     649       $     591    $  1,487        39.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------